As filed with the Securities and Exchange Commission on April 27, 2020
Securities Act File No. 002-85370
Investment Company Act File No. 811-03807
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 59	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 57	☒
(Check appropriate box or boxes)
SUNAMERICA MONEY MARKET FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311
(Address of Principal Executive Office) (Zip Code)
Registrant’s telephone number, including area code: (800) 858-8850
Kathleen D. Fuentes, Esq.
SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311
(Name and Address for Agent for Service)
Copy to:
Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019 - 6099
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AIG Government Money Market Fund
Prospectus
2020

THIS IS A PRIVACY STATEMENT AND NOT PART OF THE PROSPECTUS.
Privacy Statement
SunAmerica Asset Management, LLC (“SunAmerica”) collects nonpublic personal information about you from the following sources:
•	Information we receive from you on applications or other forms; and
•	Information about your AIG Funds transactions with us or others, including your financial adviser.
SunAmerica will not disclose any nonpublic personal information about you or your account(s) to anyone unless one of the following conditions is met:
•	SunAmerica receives your prior written consent;
•	SunAmerica believes the recipient is your authorized representative;
•	SunAmerica is permitted by law to disclose the information to the recipient in order to service your account(s); or
•	SunAmerica is required by law to disclose information to the recipient.
If you decide to close your account(s) or become an inactive customer, SunAmerica will adhere to the privacy policies and practices as described in this notice.
SunAmerica restricts access to your personal and account information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

April 29, 2020 PROSPECTUS
SunAmerica Money Market Funds, Inc.
    AIG Government Money Market Fund
Class	Ticker Symbols
A Shares	SMAXX
I Shares	NAIXX
This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from a Fund electronically by calling 800-858-8850 or contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. If your account is held directly at a Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Highlights
INVESTMENT GOAL
The AIG Government Money Market Fund (the “Government Money Market Fund” or the “Fund”) seeks as high a level of current income as is consistent with liquidity and stability of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.15%	—
Other Expenses	0.45%	0.48%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.10%	0.98%
Fee Waivers and/or Expense Reimbursements(2)	—	0.18%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2),(3)	1.10%	0.80%
(1)	A contingent deferred sales charge (“CDSC”) on Class A shares will apply only if: (i) the original purchase was Class A shares of another AIG fund which you subsequently exchanged into the Fund; (ii) the original purchase was $1,000,000 or more; and (iii) you redeem within one year from the original purchase date.
(2)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.80% for Class I shares. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors (the “Board”), including a majority of the directors of the Board who are not “interested persons” of SunAmerica Money Market Funds, Inc. as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
(3)	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights table, which includes the effect of voluntary waivers and/or reimbursements.
EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AIG Government Money Market Fund
Class A Shares	$112	$350	$606	$1,340
Class I Shares	82	255	444	990
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PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund invests at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities. A “government money market fund” under Rule 2a-7 of the 1940 Act, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board of Directors has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board of Directors may elect to impose liquidity fees or redemption gates in the future.
The Fund is a money market fund and seeks to maintain a stable share price of $1.00. In order to do this, the Fund must follow rules of the Securities and Exchange Commission as to the credit quality, liquidity, diversification and maturity of its investments.
The principal investment strategy of the Fund may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
The following is a summary of the principal risks of investing in the Fund:
Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund’s investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers. Credit risk is expected to be low for the Fund because of its investments in U.S. government securities.
Interest Rate Fluctuations Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager(s), may fail to produce the intended return.
U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
PERFORMANCE INFORMATION
The following bar chart and table illustrate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and the returns of the Fund’s Class A and Class I shares, respectively. Prior to April 29, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold as part of its principal investment strategy. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund. Past performance is not necessarily
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Fund Highlights
an indication of how the Fund will perform in the future. Updated information on the Fund’s performance, including the Fund’s current 7-day yield, can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.
AIG GOVERNMENT MONEY MARKET FUND (CLASS A)
During the period shown in the bar chart, the highest return for a quarter was 0.35% (quarter ended March 31, 2019) and the lowest return for a quarter was 0.00% (quarter ended March 31, 2017).

	Average Annual Total Returns (as of the periods ended December 31, 2019)
	Past One Year	Past Five Years	Past Ten Years
Class A	1.21%	0.41%	0.21%
Class I	1.37%	0.51%	0.26%
Investment Adviser
The Fund’s investment adviser is SunAmerica.
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Important Additional Information
Purchases and Sales of Fund Shares
A Fund’s initial investment minimums generally are as follows:
	CLASS A SHARES	CLASS I SHARES
Minimum Initial Investment	• non-retirement account: $500 • retirement account: $250 • dollar cost averaging: $500 to open; you must invest at least $25 a month	None
Minimum Subsequent Investment	• non-retirement account: $100 • retirement account: $25	None
You may purchase or sell shares of a Fund each day the New York Stock Exchange is open. You should contact your broker, financial adviser or financial institution, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-800-858-8850, by regular mail (AIG Funds, P.O. Box 219186, Kansas City, MO 64121-9186), by express, certified and registered mail (AIG Funds, 430 West 7th Street, Suite 219186, Kansas City, MO 64105-1407), or via the Internet at www.aig.com/funds.
TAX INFORMATION
Fund dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
  5

Shareholder Account Information
SELECTING A SHARE CLASS
The Fund offers Class A shares and Class I shares through this Prospectus. Each class of shares has its own cost structure or requirements, as shown below. Class I shares are offered exclusively to participants in certain employee retirement plans and other programs.
Class A
•	No front-end sales charges; all your money goes to work for you right away.
•	No deferred sales charges, except as described below.
Class I
•	Offered exclusively to certain institutions.
•	No sales charges.
•	Lower annual expenses than Class A shares.

CALCULATION OF SALES CHARGES
Class A. Class A shares are offered with no front-end sales charge. For those Class A shares subject to a CDSC, as described on page 2, a 1.00% CDSC is imposed on shares sold within one year of original purchase.
Determination of CDSC. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.
For purposes of the CDSC, we count all purchases made during a calendar month as having been made on the FIRST day of that month.
DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have their own plan of distribution pursuant to Rule 12b-1 (“Rule 12b-1 Plan”) that provides for account maintenance fees (“Rule 12b-1 Fees”) (payable to AIG Capital Services, Inc. (“ACS” or the “Distributor”)) of up to 0.15% of the average daily net assets of the Fund’s Class A shares.
Because Rule 12b-1 Fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
In addition, ACS is permitted to be paid a fee of 0.25% of average daily net assets of Class I shares pursuant to an Administrative and Shareholder Service Agreement as compensation for providing additional shareholder services to Class I shareholders. ACS is currently voluntarily not charging this fee to the Fund on behalf of Class I shares.
OPENING AN ACCOUNT (CLASS A)
1.	Read this Prospectus carefully.
2.	Determine how much you want to invest. The minimum initial investments for the Fund are as follows:
•	non-retirement account: $500
•	retirement account: $250
•	dollar cost averaging: $500 or $250 to open, depending on your type of account; you must invest at least $25 a month
The minimum subsequent investments for the Fund are as follows:
•	non-retirement account: $100
•	retirement account: $25
The minimum initial and subsequent investments may be waived for certain fee-based programs and/or group plans held in omnibus accounts.
3.	Complete the appropriate parts of the Account Application, carefully following the instructions. If you have any questions, please contact your broker or financial adviser or call Shareholder/Dealer Services at 1-800-858-8850.
4.	Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.
5.	Make your initial investment using the chart under the section entitled “How to Buy Shares (Class A).” You can also initiate any purchase, exchange or sale of shares through your broker or financial adviser.
6

As part of your application, you are required to provide information regarding your personal identification under anti-money laundering laws, including the USA PATRIOT Act of 2001, as amended (the “PATRIOT Act”). If we are unable to obtain the required information, your application will not be considered to be in good order, and it therefore cannot be processed. Your application and any check or other deposit that accompanied your application will be returned to you. Applications must be received in good order under the PATRIOT Act requirements and as otherwise required in this Prospectus in order to receive that day’s net asset value. In addition, applications received in good order are nevertheless subject to customer identification verification procedures under the PATRIOT Act. We may ask to see your driver’s license or other identifying documents. We may share identifying information with third parties for the purpose of verification. If your identifying information cannot be verified within a reasonable time after receipt of your application, the account will not be processed or, if processed, the Fund reserves the right to redeem the shares purchased and close the account. If the Fund closes an account in this manner, the shares will be redeemed at the net asset value next calculated after the Fund decides to close the account. In these circumstances, the amount redeemed may be less than your original investment and may have tax implications. Consult with your tax adviser for details. Non-resident aliens will not be permitted to establish an account through the check and application process at the Transfer Agent.
Investment Through Financial Institutions. Dealers, brokers, financial advisers or other financial institutions (collectively, “Financial Institutions” or “Financial Intermediaries”) may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield and/or return to investors who invest through Financial Institutions may be less than an investor would receive by investing in the Fund directly. Financial Institutions may also set deadlines for receipt of orders that are earlier than the order deadline of the Fund due to processing or other reasons. An investor purchasing through a Financial Institution should read this Prospectus in conjunction with the materials provided by the Financial Institution describing the procedures under which Fund shares may be purchased and redeemed through the Financial Institution. For any questions concerning the purchase or redemption of Fund shares through a Financial Institution, please call your Financial Institution or the Fund (toll free) at 1-800-858-8850.
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Shareholder Account Information
HOW TO BUY SHARES (Class A)
Buying Shares Through Your Financial Institution
You may generally open an account and buy Class A shares through any Financial Institution that is authorized to sell the Fund’s shares. Your Financial Institution will place your order with the Fund on your behalf. You may purchase additional shares in a variety of ways, including through your Financial Institution or by sending your check or wire directly to the Fund or its agents as described below under “Adding to an Account.” The Fund will generally not accept new accounts that are not opened through a Financial Institution except for accounts opened by current and former Directors and other individuals who are affiliated with, or employed by an affiliate of, the Fund or any fund distributed by the Distributor, selling brokers and their employees and sales representatives, family members of these individuals and certain other individuals at the discretion of the Fund or its agents as described below under “Opening an Account.”
Buying Shares Through the Fund
Opening an Account	Adding to an Account
By check
..
•	Make out a check for the investment amount, payable to the Fund or to AIG Funds. An account cannot be opened with a Fund check.
•	Deliver the check and your completed Account Application (and Supplemental Account Application, if applicable) to:
(via regular mail)
AIG Funds
P.O. Box 219186
Kansas City, MO 64121-9186
(via express, certified and registered mail)
AIG Funds
430 West 7th St., Suite 219186
Kansas City, MO 64105-1407
•	All purchases must be in U.S. dollars. Cash, money orders and/or travelers checks will not be accepted. A $25.00 fee will be charged for all checks returned due to insufficient funds.
•	Accounts can only be opened by check by a non-resident alien or on funds drawn from a non-U.S. bank if they are processed through a brokerage account or the funds are drawn from a U.S. branch of a non-U.S. bank. A personal check from an investor should be drawn from the investor’s bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted.
•	Make out a check for the investment amount payable to the Fund or to AIG Funds. Shares cannot be purchased with a Fund check.
•	Include the stub from your Fund statement or a note specifying the Fund name, your share class, your account number and the name(s) in which the account is registered.
•	Indicate the Fund and account number in the memo section of your check.
•	Deliver the check and your stub or note to your broker or financial adviser, or mail them to:
(via regular mail)
AIG Funds
P.O. Box 219186
Kansas City, MO 64121-9186
(via express, certified and registered mail)
AIG Funds
430 West 7th St., Suite 219186
Kansas City, MO 64105-1407

By wire
..
•	Fax your completed application to AIG Fund Services, Inc. at 1-816-218-0519.
•	Obtain your account number by calling Shareholder Services at 1-800-858-8850.
•	Instruct your bank to wire the amount of your investment to:
DST Asset Manager Solutions, Inc.
Boston, MA
ABA #0110-00028
DDA # 99029712
ATTN:	(include name of Fund and share class)
FBO:	(include account number and name(s) in which the account is registered)
Your bank may charge a fee to wire funds.
•	Instruct your bank to wire the amount of your investment to:
DST Asset Manager Solutions, Inc.
Boston, MA
ABA #0110-00028
DDA # 99029712
ATTN:	(include name of Fund and share class)
FBO:	(include account number and name(s) in which the account is registered)
Your bank may charge a fee to wire funds.

To open or add to an account using dollar cost averaging, see the section entitled “Additional Investor Services.”
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HOW TO SELL SHARES (CLASS A)
Selling Shares Through Your Financial Institution
You can sell shares through your Financial Institution or through the Fund as described below under “Selling Shares Through the Fund.” Shares held for you in your Financial Institution’s name must be sold through the Financial Institution. For shares sold through your Financial Institution, your redemption proceeds typically will be sent one to two business days after your redemption request is submitted, but in any event, within seven days.
Selling Shares Through the Fund
By mail
..
Send your request to:
(via regular mail)
AIG Funds
P.O. Box 219186
Kansas City, MO 64121-9186
(via express, certified and registered mail)
AIG Funds
430 West 7th St., Suite 219186
Kansas City, MO 64105-1407
Your request should include:
•	Your name
•	Fund name, share class and account number
•	The dollar amount or number of shares to be redeemed
•	Any special payment instructions
•	The signature of all registered owners exactly as the account is registered, and
•	Any special documents required to assure proper authorization
For overnight mail redemption, a $25 fee will be deducted from your account.

By phone
..
•	Call Shareholder Services at 1-800-858-8850 between 8:30 a.m. and 6:00 p.m. (Eastern time) on most business days.
•	Or, for automated 24-hour account access call FastFacts at 1-800-654-4760.
By wire
..
If banking instructions exist on your account, redemption by wire may be done by calling Shareholder Services at 1-800-858-8850 between 8:30 a.m. and 6:00 p.m. (Eastern time) on most business days. Otherwise, you must provide, in writing, the following information:
•	Fund name, share class and account number you are redeeming
•	Bank or financial institution name
•	ABA routing number
•	Account number, and
•	Account registration
If the account registration at your bank is different than your account at AIG Funds, your request must be Medallion Guaranteed. A notarization is not acceptable.
Minimum amount to wire money is $250. A $15 fee per fund will be deducted from your account.

By Internet
..
Visit our website at www.aig.com/funds and sign in to your account.
Proceeds for all transactions will normally be sent on the business day after the trade date. Additional documents may be required for certain transactions.
To sell shares through a systematic withdrawal plan, see the section entitled “Additional Investor Services.”
  9

Shareholder Account Information
Certain Requests Require a Medallion Guarantee.
To protect you and the Fund from fraud, the following redemption requests must be in writing and include a Medallion Guarantee (although there may be other situations that also require a Medallion Guarantee):
•	Redemptions of $100,000 or more
•	The proceeds are to be payable other than as the account is registered
•	The redemption check is to be sent to an address other than the address of record
•	Your address of record has changed within the previous 30 days
•	Shares are being transferred to an account with a different registration
•	Someone (such as an executor) other than the registered shareholder(s) is redeeming shares (additional documents may be required)
You can generally obtain a Medallion Guarantee from the following sources:
•	a broker or securities dealer
•	a federal savings, cooperative or other type of bank
•	a savings and loan or other thrift institution
•	a credit union
•	a securities exchange or clearing agency
A notary public CANNOT provide a Medallion Guarantee.
OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)
Class I shares of the Fund are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with ACS to sell Class I shares. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial adviser or plan administrator.
TRANSACTION POLICIES
Valuation of Shares. The net asset value per share for the Fund and each class is determined each Fund business day (as defined below) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class’s outstanding shares. It is the intention of the Fund to maintain a net asset value of $1.00 per share, although there can be no assurance that the Fund will be able to do so. Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board of Directors has adopted procedures intended to stabilize the Fund’s net asset value at $1.00 per share. These procedures include the determination, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from the Fund’s amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Directors. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Buy and Sell Prices. When you buy Class A or Class I shares, you pay the net asset value. When you sell Class A shares, you receive the net asset value minus any applicable CDSCs. When you sell Class I shares, you receive the net asset value.
Execution of Requests. The Fund is open on those days when the NYSE is open for regular trading (“Fund business day”). We execute buy and sell requests at the next net asset value to be calculated after the Fund receives your request in good order. The Fund has authorized one or more Financial Institutions, or their agents, to receive purchase or redemption orders on its behalf. A purchase, exchange or redemption order is in “good order” when the Fund, the Transfer Agent or the Fund’s agent receives all required information, including properly completed and signed documents. If the Fund, the Transfer Agent or the Fund’s agent receives your order before the Fund’s close of business (generally 4:00 p.m., Eastern Time), you will receive that day’s closing price. If the Fund, the Transfer Agent or the Fund’s agent receives your order after that time, you will receive the next business day’s closing price. The Fund reserves the right to reject any order to buy shares.
Certain qualified Financial Institutions may transmit an investor’s purchase or redemption order to the Fund’s Transfer Agent after the close of regular trading on the NYSE on a Fund business day. As long as the investor has placed the order with the Financial Institution by the close of regular trading on the NYSE on that day, the investor will receive the net asset value of the Fund’s shares determined by
10

the close of regular trading on the NYSE on the day the order was placed with the qualified Financial Institution. Orders received after such time will not result in execution until the following Fund business day. Financial Institutions are responsible for instituting procedures to ensure that purchase and redemption orders by their respective clients are processed expeditiously.
The processing of sell requests and payment of proceeds may generally not be postponed for more than seven days, except when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission (“SEC”). A SEC rule applicable to money market funds also permits the Fund to suspend redemptions in the event the Board of Directors, including a majority of the Directors who are not “interested persons” of SunAmerica Money Market Funds, Inc. as defined in the 1940 Act, (i) determines that the extent of deviation between the Fund’s market-based net asset value and amortized cost per share may result in material dilution or unfair results to investors or the Fund’s existing shareholders, and (ii) irrevocably has approved the liquidation of the Fund. The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to: (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to Office of Foreign Assets Control regulations; (ii) when the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity; or (iii) when certain notifications have been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.
At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., wire transfer or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days.
If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Fund has made an election that requires it to pay a certain portion of redemption proceeds in cash.
Telephone Transactions. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Fund is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.
Exchanges. You may exchange shares of the Fund for shares of the same class of any other retail fund distributed by ACS. However, exchanges of shares may be subject to applicable sales charges imposed by the fund into which you would like to exchange. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under “Additional Investor Services.”
If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange.
To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. The Fund may change or cancel its exchange privileges at any time, upon 60 days’ written notice to its shareholders. The Fund may also refuse any exchange order without notice.
Certificated Shares. The Fund does not issue certificated shares.
MARKET TIMING TRADING POLICIES AND PROCEDURES
Market Timing Policies. The AIG Funds discourage excessive or short-term trading, often referred to as “market timing,” and seek to restrict or reject such trading or take other action, as described below, if in the judgment of a fund or any of its service providers, such trading may interfere with the efficient management of the fund’s portfolio, may materially increase the fund’s transaction costs, administrative costs or taxes, or may otherwise be detrimental to the interests of the fund (e.g., by causing the funds to maintain a higher cash balance than they otherwise would, which would result in reduced yields) and its shareholders. The funds’ boards of directors have determined that the funds should not serve as vehicles for frequent trading and have adopted policies and procedures with respect to such trading.
All AIG Fund shareholders are subject to these policies and procedures, regardless of how their shares were purchased or are otherwise registered with a fund’s Transfer Agent. While a fund’s expectation is that the market timing policies will be enforced by Financial Intermediaries pursuant to the fund’s prospectus, the fund may be limited in its ability to monitor the trading activity or enforce the fund’s market timing trading policies and procedures with respect to certain customers of Financial Intermediaries. For example, a fund may not
  11

Shareholder Account Information
be able to detect market timing that may be facilitated by Financial Intermediaries or made difficult to identify in omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.
Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.
Nonetheless, as indicated under the section entitled “Transaction Policies,” the Fund reserves the right to reject any purchase or exchange order for its shares for any reason and thus may exercise such right in the event it determines that a purchase or exchange order is disruptive to the Fund’s management or otherwise (e.g., by causing the Fund to maintain a higher cash balance than it otherwise would which would result in reduced yields). The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase or exchange orders it determines in its discretion to be disruptive.
DISCLOSURE OF PORTFOLIO HOLDINGS
A schedule of the Fund’s portfolio holdings, current as of the last business day of each month, will be available on the Fund’s website at www.aig.com/funds no later than five business days after month-end. Monthly portfolio holdings information will be available on the Fund’s website for at least six months after posting. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”).
ADDITIONAL INVESTOR SERVICES (CLASS A)
To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial adviser, or call Shareholder Services at 1-800-858-8850.
Dollar Cost Averaging lets you make regular investments from your bank account to any retail fund of your choice distributed by ACS. You determine the frequency and amount of your investments, and you can terminate your participation at any time.
Systematic Exchange Program may be used to exchange shares periodically of one or more other retail funds distributed by the Distributor for shares of the same class of the Fund. To use the Systematic Exchange Program:
•	Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.
•	Determine the schedule: monthly, quarterly, semi-annually, annually or certain selected months.
•	Specify the amount(s). The Fund reserves the right to reject exchange requests that are less than $50.
•	Accounts must be registered identically; otherwise a Medallion Guarantee will be required.
Retirement Plans. AIG Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, and SARSEPs. Using these plans, you can invest in any retail fund distributed by ACS with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Shareholder Services at 1-800-858-8850.
Systematic Withdrawal Plan may be used for periodic withdrawals from your account. To use the Systematic Withdrawal Plan:
•	Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a Medallion Guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. The Fund reserves the right to reject withdrawal requests that are less than $50.
•	Determine the schedule: monthly, quarterly, semi-annually, annually or certain selected months.
•	Make sure your dividends and capital gains, if any, must be automatically reinvested.
TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES
Account Statements. In general, account statements are provided to dealers and shareholders on a quarterly basis.
Transaction Confirmations. Generally, you will receive an account confirmation:
•	after every transaction that affects your account balance (except a dividend reinvestment, automatic purchase, automatic redemption or systematic exchange); and
•	after any change of name or address of the registered owner(s), or after certain account option changes.
Internal Revenue Service (“IRS”) Tax Forms. After the close of every calendar year, you should also receive, if applicable, an IRS Form 1099 tax information statement.
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These mailings apply to accounts opened through the Fund. Accounts opened through a broker/dealer firm will receive statements from that financial institution.
Prospectuses, Annual and Semi-Annual Reports. As an alternative to regular mail, you may elect to receive these reports via electronic delivery. To enroll for this option, visit our website at www.aig.com/funds, and select the “Go Paperless” hyperlink (Note: this option is only available to accounts opened through the Fund).
Dividends. The Fund generally distributes most or all of its net earnings in the form of dividends. Income dividends, if any, are normally declared daily and paid monthly. The Fund pays capital gains distributions, if any, at least annually.
Dividend Reinvestments. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the Fund and the same share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by ACS, or you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial adviser or call Shareholder Services at 1-800-858-8850 to change dividend and distribution payment options.
The per share dividends on Class I shares will generally be higher than the per share dividends on Class A shares as Class I shares are not subject to any distribution or service fee. Dividends paid to each Class of shares of the Fund will, however, be declared and paid on the same days at the same times and, except as noted with respect to the distribution and service fees payable under the Rule 12b-1 Plan, will be determined in the same manner and paid in the same amounts.
Taxability of Dividends. As long as the Fund meets the requirements for being a tax-qualified regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders. Unless your shares are held in a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, dividends you receive from the Fund, whether reinvested or taken as cash, are generally considered taxable. The Fund intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets).
It is not expected that dividends paid by the Fund will consist of qualified dividend income, which is taxed in the hands of individuals at long-term capital gains rates, or income on which corporations will be entitled to take a dividends-received deduction. Dividends attributable to interest from U.S. government securities will generally not be taxable at a state or local level, but certain restrictions may apply. The percentage of dividends attributable to income derived from U.S. government securities will be available after the end of each calendar year. Please consult your tax adviser.
The IRS Form 1099 that typically is mailed to you after the close of every calendar year details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional. Individual participants in the plans should consult their plan documents and their own tax advisers for information on the tax consequences associated with participating in the plans.
“Buying into a Dividend.” You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.
Other Tax Considerations. If you are not a resident or a citizen of the United States or if you are a foreign entity (other than a pass-through entity owned by U.S. persons), ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies or unless the dividends are reported by the Fund as being paid in respect of the Fund’s “qualified net interest income” or “qualified short-term capital gains,” as discussed in the SAI. However, withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares in the Fund. In addition, a 30% withholding tax is imposed on U.S.-source dividends, interest and other income items paid to (i) foreign financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the Internal Revenue Service information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect U.S. owners. For more information about these requirements, see the SAI.
A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, dividends, interest and net gain from investments, of U.S. individuals with incomes exceeding $200,000 ($250,000 if married filing jointly), and estates and trusts.
By law, the Fund must apply backup withholding to your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.
This section summarizes some of the consequences under current U.S. federal income tax law of an investment in the Fund. It is not a substitute for professional tax advice. Consult your tax adviser about the potential tax consequences of an investment in the Fund under all applicable laws.
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Shareholder Account Information
Small Accounts (Other than Class I). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $24.00 annual charge to maintain your account. Your account will not be closed if its drop in value is due to Fund performance or the effects of sales charges, or administrative fees (for retirement plans only). Certain minimum balance requirements may be waived at SunAmerica’s discretion. The involuntary redemptions in small accounts described above do not apply to shares held in omnibus accounts maintained by Financial Intermediaries.
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More Information About the Fund
FUND INVESTMENT STRATEGIES
This chart summarizes information about the Fund’s investment approach. Following this chart is a Glossary that further describes the investment and risk terminology that we use. Please review the Glossary in conjunction with this chart.
The investment goal of the Fund may be changed without shareholder approval.
AIG Government Money Market Fund
What is the Fund’s investment goal?	Seeks as high a level of current income as is consistent with liquidity and stability of capital.
What principal investment strategy does the Fund use to implement its investment goal?	Invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized by cash and/or U.S. government securities. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and/or repurchase agreements that are collateralized by U.S. government securities.
What risks may affect the Fund?	PRINCIPAL RISKS: • Credit risk • Interest rate fluctuations risk • Securities selection risk • U.S. government securities risk

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More Information About the Fund
Glossary
The two best-known debt rating agencies are S&P Global Ratings (“S&P”), a Division of S&P Global, Inc., and Moody’s Investors Service, Inc.
Investment and Other Terminology
Money market instruments purchased by the Fund are high-quality short-term debt obligations. The money market instruments in which the Fund will invest include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and time deposits; commercial paper and other short-term obligations of U.S. and foreign corporations; repurchase agreements and reverse repurchase agreements.
Repurchase agreements. Under the terms of a typical repurchase agreement, a fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund’s holding period.
Stability of capital means investing in a manner that tries to protect the value of an investment against market movements and other economic events.
U.S. government securities are issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.
Risk Terminology
Credit Risk. Issuers in which the Fund invests may fail financially or otherwise fail to honor their obligations. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. The occurrence of such events could cause the value of the Fund’s investments to decline. Money market instruments that are subject to credit support (e.g., guarantees or letters of credit) may also be affected by credit risk with respect to the credit support providers. Credit risk is expected to be low for the Fund because of its investments in U.S. government securities.
Interest Rate Fluctuations Risk. While the Fund will invest primarily in short-term securities, you should be aware that the value of the Fund’s investments may be subject to changes in interest rates. A decline in interest rates will generally affect the Fund’s yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities. Because the Fund invests in securities with short maturities and seeks to maintain a stable net asset value of $1.00 per share, it is possible, though unlikely, that an increase or decrease in interest rates would change the value of your investment in the Fund. In addition, when interest rates are very low, the Fund’s expenses could absorb all or a significant portion of the Fund’s income, and, if the Fund’s expenses exceed the Fund’s income, the Fund may be unable to maintain its $1.00 share price. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to these initiatives.
Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager(s), may fail to produce the intended return.
U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
16

Fund Management
Adviser. SunAmerica serves as investment adviser to the Fund, provides various administrative services, and supervises the daily business affairs of the Fund. As the investment adviser, SunAmerica selects and manages the investments of the Fund, except to the extent it has delegated portfolio management of the Fund to a subadviser.
SunAmerica is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered approximately $80.98 billion of assets as of February 28, 2020. SunAmerica serves as investment adviser, manager and/or administrator for each of VALIC Company I, VALIC Company II, Anchor Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., Seasons Series Trust, SunAmerica Series Trust, SunAmerica Series, Inc., SunAmerica Specialty Series, and SunAmerica Senior Floating Rate Fund, Inc.
For the fiscal year ended December 31, 2019, the Fund paid SunAmerica a management fee equal to 0.50% of average daily net assets.
A discussion regarding the basis for the Board’s approval of the Investment Advisory and Management Agreement of the Fund is available in the Fund’s Semi-Annual Report to shareholders for the period ended June 30.
SunAmerica has contractually agreed to waive fees and/or reimburse expenses for Class I in the amounts set forth in the Fund’s SAI and as described in a footnote to the Fees and Expenses of the Fund Table of this Prospectus. SunAmerica also may voluntarily waive fees and/or reimburse expenses in order to avoid a negative yield on either class of the Fund or to increase the investment return to the Fund’s investors. Any such voluntary waiver or expense reimbursements could be discontinued at any time by SunAmerica. There is no guarantee that the Fund will be able to avoid a negative yield.
Distributor. ACS, the Distributor, distributes a Fund’s shares. The Distributor, a SunAmerica affiliate, receives any applicable front-end and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under a Fund’s Class A Rule 12b-1 Plan. Compensation paid to broker-dealers and other Financial Intermediaries will be reduced to the extent of the Distributor’s waiver of the Rule 12b-1 Fees. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.
The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor in connection with sales of shares of the Funds). This compensation may include: (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Fund. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. Compensation may also include various forms of non-cash compensation offered through permissible sales contests or otherwise. Broker-dealers may not use sales of a Fund’s shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933, as amended.
In certain instances, SunAmerica or its affiliates may pay distribution-related expenses, including providing the additional compensation to broker-dealers or other Financial Intermediaries described above. In addition, SunAmerica, the Distributor or their affiliates (including the administrator) may make substantial payments to broker-dealers or other Financial Intermediaries and service providers for distribution and/or shareholder servicing activities. Some of these distribution-related payments may be made to dealers or Financial Intermediaries for marketing, promotional, administrative and/or recordkeeping services that may promote sales of Fund shares; these payments are often referred to as “revenue sharing.” Such payments may be based on various factors, including levels of assets and/or sales (based on gross or net sales or some other criteria) of one or more funds managed and/or administered by SunAmerica. In some circumstances, those types of payments may relate to one or more Funds’ inclusion on a Financial Intermediary’s preferred list of funds offered to its clients or may create an incentive for a broker-dealer or other Financial Intermediary or its representatives to recommend or offer shares of the Funds to its customers over other funds that do not have sponsors making similar payments. You should ask your broker-dealer or financial intermediary for more details about any such payments it receives.
Payments by SunAmerica are out of its own resources, including the profits from its advisory fees. Payments by the Distributor may be out of its own resources or fees it receives under a Fund’s Class A Rule 12b-1 Plan. Payments by other affiliates are out of their own resources.
Servicing Agent. AFS, the Servicing Agent, assists the Transfer Agent in providing shareholder services.
The Servicing Agent, a SunAmerica affiliate, is paid a monthly fee by a Fund for its services at the annual rate of 0.22% of average daily net assets of Class A and Class I shares. The Servicing Agent may also receive reimbursements from a Fund of its costs in providing shareholder services, which include all direct transfer agency fees and out-of-pocket expenses.
  17

Fund Management
SunAmerica, the Distributor and Servicing Agent are located in Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 and 2919 Allen Parkway, Houston, Texas 77019.
18

Financial Highlights
The Financial Highlights table for a Fund is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with a Fund’s financial statements, are incorporated by reference in the SAI, which is available upon request.
AIG GOVERNMENT MONEY MARKET FUND
Period Ended	Net Asset Value beginning of period	Net investment income(1)	Dividends from net investment income	Distributions from net realized gains	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income to average net assets(3)
Class A
12/31/15	$1.00	$0.00	$(0.00)	$ —	$1.00	0.01% (4)	$807,427	0.17%	0.01%
12/31/16	1.00	0.00	(0.00)	—	1.00	0.01	102,735	0.38	0.01
12/31/17	1.00	0.00	(0.00)	(0.00)	1.00	0.04	105,422	0.86	0.02
12/31/18	1.00	0.01	(0.01)	—	1.00	0.77	142,844	1.03	0.78
12/31/19	1.00	0.01	(0.01)	—	1.00	1.21	181,281	0.95	1.19
Class I
12/31/15	$1.00	$0.00	$(0.00)	$ —	$1.00	0.01% (4)	$ 13,815	0.16%	0.01%
12/31/16	1.00	0.00	(0.00)	—	1.00	0.01	12,851	0.39	0.01
12/31/17	1.00	0.00	(0.00)	(0.00)	1.00	0.15	11,610	0.75	0.12
12/31/18	1.00	0.01	(0.01)	—	1.00	1.02	12,089	0.80	1.02
12/31/19	1.00	0.01	(0.01)	—	1.00	1.37	11,540	0.80	1.36

(1)	Calculated based upon average shares outstanding.
(2)	Total return includes expense reimbursements.
(3)	Net of the following expense reimbursements/waivers (based on average net assets):

	12/31/15	12/31/16	12/31/17	12/31/18	12/31/19
Class A	0.78%	0.57%	0.32%	0.15%	0.15%
Class I	0.71%	0.56%	0.27%	0.25%	0.18%
(4)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
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For More Information
The following documents contain more information about the Fund and are available free of charge upon request:
Annual and Semi-annual Reports. Additional information about the Fund is contained in the financial statements and portfolio holdings in the Fund’s Annual and Semi-annual Reports. In the Fund’s Annual Report, you will find a discussion of the investment operations and the factors that significantly affected the Fund’s performance during its last fiscal year.
Statement of Additional Information (SAI). The SAI contains additional information about the Fund’s policies, investment restrictions and business structure. This Prospectus incorporates the SAI by reference, which means it is legally part of this Prospectus.
You may obtain copies of these documents or ask questions about the Fund by contacting AIG Fund Services, Inc. at 800-858-8850, by visiting our website at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html, or by calling your broker or financial adviser.
View your account online!
Visit our website at www.aig.com/funds and register in order to:
•	View your account and portfolio balance(s)
•	View the transaction history of your account(s)
•	See the NAV of the Fund(s) you own
•	Perform financial transactions (some limitations apply)
•	Update account information (some limitations apply)
•	Access year-to-date tax summary information
•	View the dealer information on your account(s)
For Broker/Dealers: You can view your clients’ account information online by visiting our website at www.aig.com/funds and clicking on the “Financial Advisors” link and following the registration prompt which will bring you to the Advisor Center where you will need to click on the DST Vision link. Please call 800-858-8850, x6003 for registration assistance, if needed.
View your shareholder reports online!
Enroll for electronic delivery of Prospectuses and Annual Reports by visiting our website at www.aig.com/funds and clicking on the “Go Paperless!” icon to register. Why Go Paperless?
•	Immediate receipt of important Fund information
•	Elimination of bulky documents from personal files
•	Reduction of the Fund’s printing and mailing costs
Once enrolled, paper copies of these documents will be replaced with an e-mail notification that they are available on the Internet. You can even notify us online if your e-mail address changes. You may cancel your enrollment at any time. Please note that the e-mail address you provide will be kept confidential and will only be used for purposes related to the Fund. All personal information is encrypted and is completely secure.
Reports and other information (including the SAI) about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
You should rely only on the information contained in this Prospectus. No one is authorized to provide you with any different information.
DISTRIBUTOR: AIG Capital Services, Inc.
INVESTMENT COMPANY ACT
File No. 811-03807

Why Choose Electronic Delivery?
It’s Quick — Fund documents will be received faster than via traditional mail.
It’s Convenient — Elimination of bulky documents from personal files.
It’s Cost Effective — Reduction of your Fund’s printing and mailing costs.
To sign up for electronic delivery, follow
these simple steps:
1	Go to www.aig.com/funds
2	Click on the link to “Go Paperless!”
The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.
You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.
Please note — this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

Distributed by AIG Capital Services, Inc.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.
GMMPRO - 4/20

SUNAMERICA MONEY MARKET FUNDS, INC.

Statement of Additional Information
dated April 29, 2020
Harborside 5 185 Hudson Street, Suite 3300 Jersey City, NJ 07311	General Marketing and Shareholder Information (800) 858-8850
SunAmerica Money Market Funds, Inc. (the “Company”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company currently consists of one series: AIG Government Money Market Fund (the “Government Money Market Fund” or the “Fund”). The Fund seeks as high a level of current income as is consistent with liquidity and stability of capital.
This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with a Fund’s Prospectus, dated April 29, 2020, as it may be amended or supplemented from time to time (the “Prospectus”). This SAI expands upon and supplements the information contained in the current Prospectus of a Fund, and it should be read in conjunction with the Prospectus. A Prospectus is incorporated by reference into this SAI, and this SAI is incorporated by reference into a Prospectus. A Fund’s audited financial statements are incorporated into this SAI by reference to its 2019 annual report to shareholders. You may request a copy of a Fund’s Prospectus, annual report and semi-annual report, when available, at no charge by calling 1-800-858-8850. Capitalized terms used herein but not defined have the meanings assigned to them in a Prospectus.
Class	Ticker Symbols
A Shares	SMAXX
I Shares	NAIXX

No dealer, salesperson or other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund, SunAmerica Asset Management, LLC or AIG Capital Services, Inc. This SAI and the Prospectus do not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction in which such an offer to sell or solicitation of an offer to buy may not lawfully be made.
i

THE COMPANY
The Company is an open-end management investment company organized as a Maryland corporation in 1983. The Company currently offers shares of one series: the AIG Government Money Market Fund. The Fund is diversified within the meaning of the 1940 Act.
The Fund currently offers Class A and Class I shares. Class A shares of the Fund commenced offering on October 2, 1984. Class B shares of the Fund commenced offering on September 24, 1993. Class C shares of the Fund commenced offering on October 2, 1997. On December 1, 1998, Class C shares of the Fund were redesignated as Class II shares. Effective February 23, 2004, Class II shares of the Fund were redesignated as Class C shares. Effective on June 3, 2009, the Fund discontinued offering Class B and Class C shares for purchase and all outstanding Class B and Class C shares as of the close of business on June 3, 2009 were converted to Class A shares of the Fund. Class I shares of the Fund commenced offering on November 16, 2001.
On August 22, 2001, the Board of Directors of the Company (the “Board” or the “Directors”) approved the creation of the SunAmerica Municipal Money Market Fund (the “Municipal Money Market Fund”). The Municipal Money Market Fund was the survivor of the reorganization with the Municipal Money Market Fund of North American Funds. The offering of such Municipal Money Market Fund’s Class A, B and II shares commenced on November 16, 2001. Effective February 23, 2004, Class II shares of the Municipal Money Market Fund were redesignated as Class C shares.
On September 17, 2008, the Municipal Money Market Fund discontinued offering Class B and Class C shares and all outstanding Class B and Class C shares were converted to Class A shares of the Municipal Money Market Fund. On March 2, 2012, the Municipal Money Market Fund was liquidated.
On December 1, 2015, the Board approved a change in the Fund’s name to “SunAmerica Government Money Market Fund” from “SunAmerica Money Market Fund,” along with certain changes to the Fund’s principal investment strategy, effective April 29, 2016.
On November 18, 2016, the Board approved a change in the name of the SunAmerica Government Money Market Fund to the “AIG Government Money Market Fund,” effective February 28, 2017.
INVESTMENT OBJECTIVE(S) AND POLICIES
The investment objective(s) and policies for a Fund are described in the Fund’s Prospectus. Certain types of securities and financial instruments in which a Fund may invest and certain investment practices the Fund may employ, which are described under “More Information About the Fund” in the Prospectus, are discussed more fully below. A Fund’s investment objective(s), principal investment strategies and principal investment techniques may be changed without shareholder approval. You will receive at least 60 days’ notice of any change to the 80% investment policy of a Fund. Unless otherwise specified, a Fund may invest in the below securities or financial instruments, or make use of the below investment techniques, but it is not obligated to do so. The stated percentage limitations are applied to an investment at the time of purchase unless indicated otherwise. References to the “Fund” in this SAI shall mean any Fund, as applicable.
U.S. Government Obligations
A Fund may invest in a variety of short-term debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities include a variety of U.S. Treasury securities that differ primarily in their interest rates, the length of their maturities and dates of issuance. U.S. Treasury bills are obligations issued with maturities of one year or less. U.S. Treasury notes are generally issued with maturities from one to ten years. U.S. Treasury bonds are generally issued with maturities of more than ten years. Obligations issued by agencies and instrumentalities of the U.S. government, which may be purchased by a Fund, also vary in terms of their maturities at the time of issuance. However, a Fund invests only in obligations that, at their time of purchase by a Fund, have remaining maturities of 397 calendar days or less.
U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

Bank Obligations
A Fund may invest in bank obligations. Bank obligations in which a Fund may invest include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.
The Fund limits investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”). The Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.
A Fund limits investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Adviser or Subadviser, as applicable, are of an investment quality comparable to obligations of United States banks in which a Fund may invest. Subject to a Fund’s limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of the Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibility that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.
Commercial Paper
The commercial paper in which the Fund may invest may be unsecured or may be backed by letters of credit. Commercial paper backed by a letter of credit is, in effect, “two party” paper with the issuer of the paper initially responsible for repayment and a bank guaranteeing the repayment if not made by the issuer at maturity. The Fund may also invest in variable amount master demand notes, which represent a direct lending arrangement between the Fund and a corporate borrower. These notes permit daily changes in the amount borrowed. The Fund has the right to increase the amount loaned under the note at any time up to the full amount provided in the loan agreement or to decrease the amount loaned. The borrower generally has the right to prepay up to the full amount of the loan without penalty. These notes are generally not traded in a secondary market; however, the Fund will enter into such arrangements only where it has the right to redeem the note on not more than seven days’ notice.
Corporate Obligations
A Fund may purchase corporate obligations, which include bonds, debentures and notes issued by corporations to finance long-term credit needs. Although issued with maturities in excess of one year, a Fund’s investments in corporate obligations are limited to obligations having remaining maturities of 365 calendar days or less at the time of purchase by the Fund.
Money Market Securities of Foreign Issuers
Foreign money market instruments utilized by a Fund will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers’ acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies.
Illiquid Securities
A Fund may invest up to 5% of its total assets, determined as of the date of purchase, in illiquid securities including repurchase agreements that have a maturity of longer than seven days, time deposits with a maturity of longer than seven days, and other securities that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by a Fund. Illiquid securities may also include securities that have legal or contractual restrictions on resale. In addition to this 5% limitation on illiquid securities, Rule 2a-7 under the 1940 Act (“Rule 2a-7”) imposes certain other portfolio liquidity requirements relating to a Fund’s purchases and holdings, including minimum daily and weekly liquidity requirements.
Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities not registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. There generally will be a lapse of time between a mutual fund’s decision to sell an unregistered security and the registration of such security promoting sale. Adverse market conditions could impede a public offering of such securities. When purchasing unregistered securities, a Fund may seek to obtain the right of registration at the expense of the issuer (except in the case of “Rule 144A Securities,” as described below).
A large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.
Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act (“Rule 144A Securities”) for which there is a readily available market will not be deemed to be illiquid. SunAmerica Asset Management, LLC (the “Adviser” or “SunAmerica”) will monitor the liquidity of such restricted securities subject to the supervision of the Board. In reaching liquidity decisions the Adviser will consider, inter alia, pursuant to guidelines and procedures established by the Board, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
Commercial paper issues in which a Fund may invest include securities issued by major corporations without registration under the Securities Act in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act (“Section 4(a)(2) paper”). Section 4(a)(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(a)(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(a)(2) paper, thus providing liquidity. Section 4(a)(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be sold in reliance on the safe harbor of Rule 144 described above. A Fund’s 5% limitation on investments in illiquid securities includes Section 4(a)(2) paper that the Adviser has not determined to be liquid pursuant to guidelines established by the Board. The Board has delegated to the Adviser the function of making day-to-day determinations of liquidity with respect to Section 4(a)(2) paper, pursuant to guidelines approved by the Board that require the Adviser to take into account the same factors described above for other restricted securities and require the Adviser to perform the same monitoring and reporting functions.

Repurchase Agreements
A Fund may enter into repurchase agreements only involving securities in which it could otherwise invest and with selected banks, brokers and securities dealers whose financial condition is monitored by the Adviser or Subadviser(s), as the case may be. In such agreements, the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, either overnight or a few days, although it may extend over a number of months. The repurchase price is in excess of the purchase price by an amount that reflects an agreed-upon rate of return effective for the period of time a Fund’s money is invested in the security. Whenever a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to 102% (100% if such collateral is in the form of cash) of the repurchase price, including accrued interest. The instruments held as collateral are valued daily and if the value of the instruments declines, a Fund will require additional collateral. If the seller defaults and the value of the collateral securing the repurchase agreements declines, a Fund will incur a loss and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
The Fund will not invest in repurchase agreements maturing in more than seven days if the aggregate of such investments along with other illiquid securities exceeds 5% of the value of its net assets. However, repurchase agreements having a maturity of seven days or less are not subject to the limits on illiquid securities.
Reverse Repurchase Agreements
A Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser(s), as applicable, to be creditworthy. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by a Fund. A Fund then invests the proceeds from the transaction in another obligation in which is authorized to invest. A Fund’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In order to minimize any risk involved, a Fund will segregate cash or liquid assets in an amount at least equal in value to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s repurchase obligation, and the Fund’s use of proceeds of the agreement may effectively be restricted pending such decision.
Adjustable Rate Securities
A Fund may invest in adjustable rate money market securities. Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.
Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount must unconditionally be paid in 397 calendar days or less is considered to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either: (i) at any time upon notice of usually 30 calendar days or less; or (ii) at specified intervals, not exceeding 397 calendar days, and upon 30 calendar days’ notice. A variable rate instrument whose principal amount is scheduled to be paid in more than 397 calendar days and is subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument whose principal amount is scheduled to be paid in more than 397 calendar days is considered to be the period remaining until the principal amount can be recovered through demand. The maturity of a floating rate instrument whose principal amount must unconditionally be paid in 397 calendar days or less is considered to have a maturity of one day.

Variable Rate Demand Notes
The Fund may invest in variable rate demand notes (“VRDNs”). VRDNs are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding 397 calendar days and in either case upon no more than 30 calendar days’ notice. The interest rates are adjustable at intervals ranging from daily (“floating rate”) to up to one year to a prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.
The Fund may also invest in VRDNs in the form of participation interests (“Participating VRDNs”) in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank (“institution”). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to purchase upon a specified number of days’ notice, not to exceed 30 calendar days. The Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.
Mortgage-Backed Securities
A Fund may invest in mortgage-backed securities, such as certificates issued by GNMA, FNMA and FHLMC (as described below), which represent an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include conventional thirty-year fixed-rate mortgages, fifteen-year fixed-rate mortgages, graduated payment mortgages and adjustable rate mortgages. The U.S. government or the issuing agency guarantees the payment of interest and principal of these securities. However, the guarantees do not extend to the securities’ yield or value, which are likely to vary inversely with fluctuations in interest rates. These certificates are in most cases pass-through instruments, through which the holder receives a share of all interest and principal payments, including prepayments, on the mortgages underlying the certificate, net of certain fees.
Mortgage-backed securities differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment, which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure (net of fees or costs that may be incurred). In addition, prepayment of principal on mortgage-backed securities, which often occurs when interest rates decline, can significantly change the realized yield of these securities. Some mortgage-backed securities are described as “modified pass-through.” These securities entitle the holders to receive all interest and principal payments owed on the mortgages in the pool, net of certain fees, regardless of whether or not the mortgagors actually make the payments.
The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life of a particular issue of pass-through certificates. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. Thus, the actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as does the value of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise on a comparable basis with other debt securities because of the prepayment feature of pass-through securities. The reinvestment of scheduled principal payments and unscheduled prepayments that a Fund receives may occur at higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by a Fund have a compounding effect, which may increase the yield to shareholders more than debt obligations that pay interest semi-annually. Because of those factors, mortgage-backed securities may be less effective than the U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates.

Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of the principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount. A Fund may purchase mortgage-backed securities at a premium or at a discount.
The following is a description of GNMA, FHLMC and FNMA certificates, the most widely available mortgage-backed securities:
GNMA Certificates. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that a Fund may purchase are the modified pass-through type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.
GNMA guarantees the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration (“FHA”) or the Farmers Home Administartion, or guaranteed by the Veterans Administration (“VA”). The GNMA guarantee is authorized by the National Housing Act and is backed by the full faith and credit of the U.S. government. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.
The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosure will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates at a premium in the secondary market. As prepayment rates of the individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates.
The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the GNMA Certificates by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield which will be earned on GNMA Certificates. First, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced.
FHLMC Certificates. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”) (collectively, “FHLMC Certificates”). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Like GNMA Certificates, PCs are assumed to be prepaid fully in their twelfth year. The FHLMC guarantees timely monthly payment of interest (and, under certain circumstances, principal) of PCs and the ultimate payment of principal.
GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. government.
FNMA Certificates. FNMA issues guaranteed mortgage pass-through certificates (“FNMA Certificates”). FNMA Certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. government. However, FNMA guarantees timely payment of interest on FNMA Certificates and on the full return of principal.
Mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities are not subject to a Fund’s industry concentration restrictions as set forth below under “Investment Restrictions,” because of the exclusion from the test available to all U.S. government securities.
Collateralized Mortgage Obligations
A type of mortgage-backed security in which a Fund may invest is a collateralized mortgage obligation (“CMO”). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof (e.g., the U.S. government, a U.S. government instrumentality, or a private issuer).

CMOs generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities, CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMOs first to mature generally will be paid down. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.
Certain CMOs may be deemed to be investment companies under the 1940 Act. A Fund intends to conduct operations in a manner consistent with this view, and therefore generally may not invest more than 10% of its total assets in CMOs that are deemed to be investment companies without obtaining appropriate regulatory relief. In reliance on the Securities and Exchange Commission (“SEC”) staff interpretations, a Fund may invest in those CMOs and other mortgage-backed securities that are not by definition excluded from the provisions of the 1940 Act but have obtained exemptive orders from the SEC from such provisions.
STRIPS
In addition to the U.S. government securities discussed herein, a Fund may invest in separately traded interest components of securities issued or guaranteed by the U.S. Treasury. Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are created by the Federal Reserve Bank by separating the interest and principal components of outstanding U.S. Treasury bonds and selling them as individual securities. The interest and principal components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest and principal components are individually numbered and separately issued by the U.S. Treasury at the request of depositary financial institutions, which then trade the component parts independently.
Stripped Mortgage-Backed Securities
A Fund may invest in stripped mortgage-backed securities. Unlike U.S. Treasury securities, which are stripped into separate securities for each interest and principal payment, mortgage securities are generally stripped into only two parts: a Principal-Only (“PO”) strip representing all principal payments and an Interest-Only (“IO”) strip representing all interest payments.
The feature that makes mortgage strips most useful in portfolio management is their interest rate sensitivity. In principle, mortgage strips can be very useful hedging devices for a variety of investors and portfolio managers. However, determining the degree of interest sensitivity of mortgage strips in different interest rate environments is extremely complicated.
The precise sensitivity of mortgage-backed securities and their associated stripped securities to interest rate changes depends on many factors. First, the prepayment effect makes the interest rate sensitivity of mortgage-backed securities different from the interest sensitivity of U.S. Treasury securities. Second, the prepayment effect makes the PO and IO mortgage-backed strips much more sensitive, on average, to interest rates than the underlying mortgage-backed security. Third, the prepayment effect is sometimes so strong that an IO mortgage-backed strip will rise in value when interest rates rise and fall in value when interest rates fall—precisely the opposite relationship from other fixed income securities. This last feature of stripped mortgage-backed securities, the positive relationship between the value of some IO strips and interest rates, is particularly useful to investors who need to hedge a portfolio of other fixed income securities.
Loans of Fund Securities
While a Fund is permitted to engage in securities lending, the Fund has not currently implemented a securities lending program. In the event a Fund determines to enter into a securities lending program at a future time, the Fund will only do so in accordance with applicable law and SEC guidance relating to such arrangements. Any securities lending program implemented by a Fund would also be subject to the approval and oversight of the Board.

Borrowing
The Fund may borrow for temporary or emergency purposes to meet redemption requests. The consequence of such borrowings might be to reduce the Fund’s yield below that which would have been realized in the absence of such borrowings.
When-Issued and Delayed-Delivery Securities
A Fund may purchase securities on a when-issued and delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. A Fund will enter into such transactions only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it.
When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. During the period between commitment by a Fund and settlement (generally within two months but not to exceed 120 days), no payment is made for the securities purchased by the purchaser, and no interest accrues to the purchaser from the transaction. Such securities are subject to market fluctuation, and the value at delivery may be less than the purchase price. A Fund will segregate with its custodian, cash, or liquid securities at least equal to the value of purchase commitments until payment is made.
With respect to securities sold on a delayed-delivery basis, a Fund will either segregate the securities sold or liquidate assets of a comparable value.
A Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the transaction. Failure to do so may result in a Fund losing the opportunity to obtain a price and yield considered to be advantageous. If a Fund chooses to: (i) dispose of the right to acquire a when-issued security prior to its acquisition, or (ii) dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. (At the time a Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction and reflects the value of the security purchased, or if a sale, the proceeds to be received in determining its net asset value.)
To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring or selling securities consistent with its investment objective and policies and not for the purposes of investment leverage. A Fund enters into such transactions only with the intention of actually receiving or delivering the securities, although (as noted above) when-issued securities or forward commitment may be sold prior to the settlement date. In addition, changes in interest rates in a direction other than that expected by the Adviser or Subadviser(s), as applicable, before settlement will affect the value of such securities and may cause a loss to a Fund.
Cybersecurity Risk
As the use of the Internet and other technologies has become more prevalent in the course of business, a Fund has become more susceptible to operational and financial risks associated with cybersecurity. Cybersecurity incidents can result from deliberate attacks such as gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption, or from unintentional events, such as the inadvertent release of confidential information. Cybersecurity failures or breaches of a Fund or its service providers, financial intermediaries, or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. While measures have been developed that are designed to reduce the risks associated with cybersecurity, there is no guarantee that those measures will be effective, particularly since a Fund does not directly control the cybersecurity defenses or plans of its service providers, financial intermediaries and companies in which it invests or with which it does business.
Recent Market Events
In the past decade, the U.S. and global financial markets have experienced depressed valuations, decreased liquidity, unprecedented volatility, and heighted uncertainty. These conditions may continue, recur, worsen, or spread. Those events that have contributed to these market conditions include, but are not limited to, geopolitical events (including terrorism and war); infectious disease epidemics and pandemics; natural disasters; measures to address budget deficits; changes in oil and commodity prices; and public sentiment. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken numerous steps to support financial markets, including, but not limited to, providing liquidity in fixed income, commercial paper, and other markets, implementing stimulus packages and providing tax breaks. The withdrawal or reduction of this support or failure of efforts to respond to a crisis could negatively affect financial markets, as well as the value and liquidity of certain securities. In addition, this support and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The current market environment could make identifying and assessing investment risks and opportunities in connection with the management of the Funds’ portfolios more challenging.
A number of countries have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and many financial markets have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen, or spread. Responses to the financial problems by governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.
Brexit/European Union
On March 29, 2017, the United Kingdom (the “UK”) notified the European Council, in accordance with Article 50(2) of the Treaty on European Union, of the UK’s intention to withdraw from the European Union, an event widely referred to as “Brexit.” On January 31, 2020, the UK formally withdrew from the European Union. A transition period through December 31, 2020, has been established to allow the UK and the European Union to negotiate the terms of the UK’s withdrawal. This historic event is widely expected to have consequences that are both profound and uncertain for the economic and political future of the UK and the European Union, and those consequences include significant legal and business uncertainties pertaining to an investment in a Fund. Due to the very recent occurrence of these events, the full scope and nature of the consequences are not at this time known and are unlikely to be known for a significant period of time. At the same time, it is reasonable to assume that the significant uncertainty in the business, legal and political environment engendered by this event has resulted in immediate and longer-term risks that would not have been applicable had the UK not sought to withdraw from the European Union.
Other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. The Ukraine has experienced ongoing military conflict; this conflict may expand, and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.
COVID-19
A recent outbreak of respiratory disease caused by a novel coronavirus, known as “COVID-19,” was first detected in China in December 2019. It has now been detected internationally, and the World Health Organization has declared it a pandemic. The COVID-19 pandemic has resulted in closed borders and travel restrictions, shelter in place orders, enhanced health screenings, healthcare service preparation, and delivery, quarantines, cancellations, disruptions to supply chains, and customer activity, and reduced or suspended production, as well as general concern and uncertainty. The COVID-19 pandemic has also caused volatility in the global financial markets and may result in an economic downturn; it is possible that the COVID-19 pandemic could cause a global recession. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the financial markets in general in ways that cannot necessarily be foreseen at the present time.
In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent COVID-19 pandemic may exacerbate other pre-existing political, social, and economic risks in certain countries. The impact of the outbreak may be short term or may last for a prolonged period of time.
Notwithstanding business continuity planning and other controls that are designed to mitigate operational risks related to significant business disruptions, there is no guarantee that the COVID-19 pandemic will not disrupt the operations of the Funds and their service providers. These disruptions could adversely affect a Fund and its shareholders.
Whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political, financial, and/or social difficulties, these events could negatively affect the value and liquidity of the Fund’s investments.

Operational Risk
An investment in a Fund may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.
INVESTMENT RESTRICTIONS
A Fund is subject to a number of investment restrictions that are fundamental policies and may not be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. As defined in the 1940 Act, a “majority of the outstanding voting securities” of a Fund for this purpose means the lesser of: (i) 67% or more of the outstanding shares of the Fund represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. Unless otherwise indicated, all percentage limitations apply only at the time the investment is made; any subsequent change in any applicable percentage resulting from fluctuations in value will not be deemed an investment contrary to these restrictions. Under these restrictions, the Fund may not:
1.	Purchase securities other than those described under “Investment Objectives and Policies.”
2.	Enter into reverse repurchase agreements exceeding in the aggregate 1⁄3 of the value of the Fund’s total assets, less liabilities other than obligations under such reverse repurchase agreements.
3.	Purchase the securities of issuers conducting their principal business activity in the same industry if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Fund’s total assets, provided that there is no limitation with respect to investments in securities issued by domestic branches of U.S. banks or the U.S. government, its agencies or instrumentalities.
4.	Invest more than 5% of its assets in the securities of any one issuer (exclusive of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities), except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 5% limitation, subject to applicable limitations imposed by Rule 2a-7 under the 1940 Act.
5.	Make loans, except through the purchase or holding of debt obligations in accordance with the Fund’s investment objective and policies (see “Investment Objectives and Policies”), or as otherwise permitted by exemptive order of the SEC.
6.	Lend its portfolio securities in excess of 20% of its total assets provided that such loans are made according to the guidelines of the SEC and the Fund’s Board, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.
7.	Borrow money except for temporary or emergency purposes to meet redemption requests which might otherwise require the untimely disposition of securities (not for the purpose of increasing income), provided that borrowings in the aggregate may not exceed 10% of the value of the Fund’s total assets, including the amount borrowed, at the time of such borrowing.
8.	Purchase or sell puts, calls, straddles, spreads or any combination thereof, real estate, commodities, commodity contracts or interests in oil, gas and/or mineral exploration or development programs, provided that the Fund may purchase bonds or commercial paper issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
9.	Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which the Fund will not hold more than 3% of the outstanding voting securities of any one investment company, will not have invested more than 5% of its total assets in any one investment company and will not have invested more than 10% of its total assets in such securities of one or more investment companies (each of the above percentages to be determined at the time of investment), or except as part of a merger, consolidation or other acquisition.
10.	Act as an underwriter of securities.
11.	Make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of “when-issued” securities or of securities for delivery at a future date.
12.	Invest in or hold securities of any issuer if those officers and Directors of the Fund or the Adviser owning individually more than 1⁄2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

In addition to the foregoing, the Fund may not issue senior securities as defined in the 1940 Act except as permitted by law and the Fund’s Prospectus and SAI.
Pursuant to Rule 2a-7, the Fund is required to limit its portfolio investments to those U.S. dollar denominated instruments determined in accordance with procedures established by the Board to present minimal credit risks and which are at the time of acquisition Eligible Securities (as defined in Rule 2a-7). Under Rule 2a-7, an Eligible Security is generally an instrument that has received a rating (or that has been issued by an issuer that has received a rating with respect to a class of debt obligations (or any debt within that class) that is comparable in priority and security with the instrument) by at least two nationally recognized statistical rating organizations (or if only one such organization has issued a rating, by that organization) in one of the two highest short-term rating categories, or an unrated security determined to be of comparable quality under procedures established by the Board. Rule 2a-7 prohibits the Fund, immediately after the acquisition of any security, from investing more than (i) 5% of its total assets in the securities of any one issuer, except that the Fund may invest up to 25% of its assets in the First Tier Securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days after the acquisition thereof; and (ii) 10% of its total assets in securities issued by or subject to Demand Features or Guarantees (as defined in Rule 2a-7) from the institution that issued the Demand Feature or Guarantee. In addition, the Fund must not, immediately after the acquisition, have invested more than 3% of its assets in Second Tier Securities (as defined in Rule 2a-7), with investments in Second Tier Securities of any one issuer limited to  1⁄2 of 1% of the Fund’s assets. The Fund must also, immediately after the acquisition of a Second Tier Security, not have invested more than 2.5% of its total assets in Second Tier Securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee. These issuer diversification restrictions do not apply to U.S. government securities. Rule 2a-7 also prohibits the Fund from purchasing any instrument with a remaining maturity of greater than 397 calendar days and requires the Fund to maintain a dollar-weighted average portfolio maturity of 60 calendar days or less. For purposes of Rule 2a-7, certain variable or floating rate instruments are deemed to have a maturity equal to the period remaining until the next readjustment of their interest rate or, in the case of an instrument that is subject to a Demand Feature, the period remaining until the principal amount can be recovered through demand. A “government money market fund” under Rule 2a-7, such as the Fund, may, but is not required to, impose liquidity fees and redemption gates. The Board has determined that the Fund will not be subject to the liquidity fee and redemption gate provisions of Rule 2a-7, although the Board may elect to impose liquidity fees or redemption gates in the future.
DIRECTORS AND OFFICERS
The following tables list the Directors and officers of the Company, their ages, current position(s) held with the Company, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (defined below) and other directorships/trusteeships held outside of the Fund Complex, as applicable. Unless otherwise noted, the address of each Director and officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. Directors who are not deemed to be “interested persons” of the Company as defined in Section 2(a)(19) of the 1940 Act are referred to as “Disinterested Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.”
The Directors of the Company are responsible for the overall supervision of the operation of the Company and perform various duties imposed on directors of investment companies by the 1940 Act and under the Company’s Articles of Incorporation. Directors and officers of the Company are also trustees/directors and/or officers of some or all of the other investment companies managed, administered or advised by SunAmerica and distributed by AIG Capital Services, Inc. (“ACS” or the “Distributor”) and other affiliates of SunAmerica.
Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Disinterested Directors
Dr. Judith L. Craven Age: 74	Director	2001-Present	Retired.	72	Director, A.G. Belo Corporation (a media company) (1992-2014); Director, SYSCO Corporation (a food marketing and distribution company) (1996-2017); Director, Luby’s, Inc. (1998-Present).

Name and Age	Position(s) Held with Company	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Richard W. Grant Age: 74	Director, Chairman of the Board	2011-Present	Retired.	23	None
Stephen J. Gutman Age: 76	Director	1996-Present	Senior Vice President and Associate Broker, The Corcoran Group (real estate) (2002-Present); President, SJG Marketing, Inc. (2009-Present).	23	None
Eileen A. Kamerick Age: 61	Director	2018-Present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of Iowa law schools (since 2007); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (software and services company) (2015-2016); Chief Financial Officer, Press Ganey Associates (health care informatics company) (2012-2014).	23	Hochschild Mining plc (precious metals company) (since 2016); Director of Associated Banc-Corp (financial services company) (since 2007); Legg Mason Closed End Funds (registered investment companies) (since 2013); Westell Technologies, Inc. (technology company) (2003-2016).
Interested Director
Peter A. Harbeck[4] Age: 66	Director	1995-Present	Retired June 2019, formerly President (1995- 2019), CEO (1997- 2019) and Director (1992- 2019), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993- 2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	72	None

[1]	Directors serve until their successors are duly elected and qualified.
[2]	The term “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or any investment adviser that is an affiliate of the Adviser. The “Fund Complex” includes: SunAmerica Series, Inc. (6 funds), SunAmerica Specialty Series (6 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), Anchor Series Trust (4 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds), SunAmerica Series Trust (60 portfolios) and Seasons Series Trust (19 portfolios).
[3]	Directorships of companies required for reporting to the SEC under the Exchange Act (i.e., “public companies”) or other investment companies regulated under the 1940 Act other than those listed under the preceding column.
[4]	Mr. Harbeck is an Interested Director because he owns shares of American International Group, Inc., the ultimate parent of the Adviser.

Officers
Name and Age	Position(s) Held with Company	Length of Time Served	Principal Occupation(s) During Past 5 Years
John T. Genoy Age: 51	President and Chief Executive Officer	2007-Present	Chief Financial Officer, SunAmerica (2002-Present); Senior Vice President, SunAmerica (2004-Present); Chief Operating Officer, SunAmerica (2006-Present)
Sharon French Age: 55	Executive Vice President	2019-Present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, Oppenheimer Funds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).
Gregory R. Kingston Age: 54 2919 Allen Parkway Houston, TX 77019	Treasurer	2014-Present	Vice President, SunAmerica (2001-Present); Head of Mutual Fund Administration, SunAmerica (2014-Present).
Christopher C. Joe Age: 51 2919 Allen Parkway Houston, TX 77019	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017).
James Nichols Age: 54	Vice President	2006-Present	Director, President and CEO, ACS (2006-Present); Senior Vice President, SunAmerica (2002-Present).
Gregory N. Bressler Age: 53	Secretary (Retail)	2005-Present	Senior Vice President and General Counsel, SunAmerica (2005-Present).
Kathleen D. Fuentes Age: 51	Chief Legal Officer and Assistant Secretary (Retail)	2013-Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).
Shawn Parry Age: 47 2919 Allen Parkway Houston, TX 77019	Vice President and Assistant Treasurer	2014-Present	Vice President, SunAmerica (2014-Present), SunAmerica.
Donna M. McManus Age: 59	Vice President and Assistant Treasurer	2014-Present	Vice President, SunAmerica (2014-Present).
Timothy Pettee Age: 62	Senior Vice President	2018-Present	Chief Investment Officer, SunAmerica (2018-Present); Lead Portfolio Manager, Rules Based Funds (2013- present).
Matthew J. Hackethal Age: 48	Anti-Money Laundering Compliance Officer	2006-Present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016-2017); Chief Compliance Officer, SunAmerica (2007-Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016-2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006-Present); and Vice President, SunAmerica (2011-Present).
Leadership Structure of the Board
Overall responsibility for oversight of the Company and the Fund rests with the Board. The Company, on behalf of the Fund, has engaged SunAmerica and, if applicable, the Subadviser(s) to manage the Fund on a day-to-day basis. The Board is responsible for overseeing SunAmerica and the Subadviser(s) and any other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, the Company’s Articles of Incorporation and By-laws, and the Fund’s investment objective(s) and strategies. The Board is presently composed of five members, four of whom are Disinterested Directors. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The

Disinterested Directors also meet at least quarterly in executive session, at which no Interested Directors are present. The Disinterested Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board has appointed Mr. Grant, a Disinterested Director, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including SunAmerica, officers, attorneys, and other Directors generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established four standing committees, i.e., Audit Committee, Nomination and Compensation Committee (the “Nomination Committee”), Ethics Committee and Governance Committee (each, a “Committee”), to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time may establish informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Fund’s activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.
The Fund is subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of SunAmerica, which carries out the Fund’s investment management and business affairs, and also by the Fund’s Subadviser(s), if any, and other service providers in connection with the services they provide to the Fund. Each of SunAmerica, the Subadviser(s) and other service providers have their own independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the Fund, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, SunAmerica, the Subadviser(s) and the Fund’s other service providers (including the Fund’s distributor, servicing agent and transfer agent), the Fund’s Chief Compliance Officer, the independent registered public accounting firm for the Fund, legal counsel to the Fund, and internal auditors for SunAmerica or its affiliates, as appropriate, relating to the operations of the Fund. The Board recognizes that it may not be possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.
Board and Committees
Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, SunAmerica, the Subadviser(s), if applicable, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the Company and as a trustee or director of the other funds in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences.
Dr. Judith L. Craven. Dr. Craven has served as a director or trustee in the Fund Complex since 2001 and serves as a Director of the Company. She currently serves as a director or trustee of 72 funds in the Fund Complex. In addition, she has more than 25 years of executive and business experience in various industries. Dr. Craven also has corporate governance experience from serving on the boards of directors of several public companies for more than 10 years.
Richard W. Grant. Mr. Grant has served as a director or trustee in the Fund Complex since 2011 and serves as Chairman of the Board of the Company. He currently serves as a director or trustee of 23 funds in the Fund Complex. Mr. Grant has more than 25 years of business and corporate governance experience serving as legal counsel to a number of registered investment companies and/or their independent directors/trustees, including to the Disinterested Directors of the Company.
Stephen J. Gutman. Mr. Gutman has served as a director or trustee in the Fund Complex since 1996 and serves as a Director of the Company. He currently serves as a director or trustee of 23 funds in the Fund Complex. In addition, he has more than 20 years of business and executive experience in the real estate and licensing industries.
Eileen A. Kamerick. Ms. Kamerick has served as a director or trustee in the Fund Complex since 2018 and serves as a Director of the Company. She currently serves as a director or trustee of 23 funds in the Fund Complex. She has experience in business and finance, including financial reporting, experience as a board member of a highly regulated financial services company, and experience as a board member of registered investment companies.
Peter A. Harbeck. Mr. Harbeck has served as a director or trustee in the Fund Complex since 1996 and serves as a Director of the Company. He currently serves as a director or trustee of 72 funds in the Fund Complex. Mr. Harbeck also has business and executive experience from serving as President, CEO and Director of SunAmerica from 1995 to 2019 and as Director of ACS from 1993 to 2019.
Each Disinterested Director serves on the Company’s Audit Committee. The Audit Committee is charged with selecting, overseeing and setting the compensation of the Fund’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit and non-audit services performed by the independent registered public accounting firm for the Company and for pre-approving certain non-audit services performed by the independent registered public accounting firm for SunAmerica and certain control persons of SunAmerica. The Audit Committee is also responsible for reviewing with the independent registered public accounting firm the audit plan and results of the audit, along with other matters.
The members of the Audit Committee are Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick, with Ms. Kamerick serving as Chairman. Ms. Kamerick receives a $8,281 annual retainer for serving as Chairman of the Audit Committees of AIG Funds (“AIGF”),* Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick each receive $4,142 per meeting for serving on the Audit Committees of AIGF, Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. The Audit Committee met 4 times during the fiscal year ended December 31, 2019.
The Nomination Committee recommends to the Directors those persons to be nominated by the Directors as candidates to serve as Director and voted upon by shareholders and selects and proposes nominees for election by the Directors to the Board between shareholder meetings. The Nomination Committee will consider candidates proposed by shareholders for election as Directors. Any such recommendations from shareholders should be directed to the attention of the Secretary of the Company at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311. The members of the Nomination Committee are Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick, with Mr. Gutman serving as Chairman. Mr. Gutman receives a $2,488 annual retainer for serving as Chairman of the Nomination Committees of AIGF, Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. and Mr. Grant, Dr. Craven and Ms. Kamerick each receive a $1,658 annual retainer for serving as a member of the Nomination Committees of AIGF, Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. Mr. Grant, Dr. Craven and Ms. Kamerick each receive $832 per scheduled meeting ($419 per telephonic meeting) and Mr. Gutman, as Chairman, receives $995 per scheduled meeting ($498 per telephonic meeting). The Nomination Committee met 2 times during the fiscal year ended December 31, 2019.
The Ethics Committee is responsible for applying the Code of Ethics applicable to the Company’s Principal Executive Officer and Principal Accounting Officer to specific situations in which questions are presented to it and has the authority to interpret the Code of Ethics in any particular situation. The Ethics Committee will inform the Board of violations or waivers to the Company’s Code of Ethics, as appropriate. The members of the Ethics Committee are Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick, with Dr. Craven serving as Chairman. Dr. Craven receives a $2,488 annual retainer for serving as Chairman of the Ethics Committees of AIGF, Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. and Messrs. Grant and Gutman and Ms. Kamerick each receive a $1,658 annual retainer for serving on the Ethics Committees of AIGF, Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. Messrs. Grant and Gutman and Ms. Kamerick each receive $832 per scheduled meeting ($419 per telephonic meeting) and Dr. Craven, as Chairman, receives $995 per scheduled meeting ($498 per telephonic meeting). The Ethics Committee met 1 time during the fiscal year ended December 31, 2019.
The Governance Committee reviews and makes recommendations with respect to the size and composition of the Board and its committees and monitors and evaluates the functioning of the committees of the Board. The members of the Governance Committee are Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick. Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick each receive a $1,658 annual retainer for serving on the Governance Committees of AIGF, Anchor Series Trust and SunAmerica Senior Floating Rate Fund, Inc. Messrs. Grant and Gutman, Dr. Craven and Ms. Kamerick each receive $832 per scheduled meeting ($419 per telephonic meeting). The Governance Committee met 2 times during the fiscal year ended December 31, 2019.
Director Compensation
The Company pays each Disinterested Director’s annual compensation, in addition to reimbursement of out-of-pocket expenses, in connection with attendance at meetings of the Directors. Specifically, each Disinterested Director receives from each fund within AIGF a

*	AIGF consists of SunAmerica Specialty Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Series, Inc. and SunAmerica Money Market Funds, Inc.

pro rata portion (based upon the funds’ net assets) of $99,372 in annual compensation ($136,860 in annual compensation for the Chairman of the Board) for acting as a director or trustee of all of the funds of AIGF. Each Disinterested Director of AIGF receives an additional $8,281 per attended quarterly meeting ($11,405 for the Chairman of the Board). Each disinterested director of SunAmerica Senior Floating Rate Fund Inc. receives $1,493 for each quarterly meeting attended ($2,506 for the Chairman of the Board) and $5,976 in annual compensation ($8,232 for the Chairman of the Board). Each disinterested trustee of Anchor Series Trust receives $33,156 in annual compensation ($45,636 in annual compensation for the Chairman of the Board). Each Disinterested Director receives from each fund within AIGF, SunAmerica Senior Floating Rate Fund Inc. and Anchor Series Trust a pro rata portion of $4,142 in compensation for attendance at each Special Board Meeting ($6,004 for the Chairman of the Board). This per meeting fee will be allocated to each fund based upon such fund’s net assets and will also be allocated only to those funds that are subject to that meeting.
The following table sets forth information summarizing the compensation of each Disinterested Director of the Company for his or her services as Director of the Company and as trustee/director to certain other funds within the Fund Complex for the fiscal year ended December 31, 2019. Neither Mr. Harbeck, an Interested Director of the Company, nor any officers of the Company receive any compensation from the Company for serving as a Director or an officer.
Compensation Table
Name of Director	Aggregate Compensation from Company	Total Compensation from Company and Fund Complex Paid to Director[1]
Dr. Judith L. Craven[2]	$1,965	$462,145
William F. Devin[3]	$1,767	$196,697
Richard W. Grant	$2,624	$283,393
Stephen J. Gutman	$1,967	$211,979
Eileen A. Kamerick	$2,010	$218,894

[1]	Information is as of December 31, 2019 for the investment companies that pay fees to these Directors. The investment companies are the AIGF, Anchor Series Trust, SunAmerica Senior Floating Rate Fund Inc., VALIC Company I and VALIC Company II.
[2]	Dr. Craven is a director and trustee of VALIC Company I and VALIC Company II, respectively.
[3]	William F. Devin retired effective December 31, 2019.
Director Ownership of Fund Shares
The following table shows the dollar range of shares beneficially owned by each Director as of December 31, 2019:
Name of Director	Dollar Range of Equity Securities in the Company	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies[1]
Disinterested Directors
Dr. Judith L. Craven	None	None
Richard W. Grant	None	None
Stephen J. Gutman	None	$10,001–$50,000
Eileen A. Kamerick	None	None
Interested Director
Peter A. Harbeck	None	Over $100,000

[1]	Includes AIGF, Anchor Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust, Seasons Series Trust, VALIC Company I and VALIC Company II.
As of December 31, 2019, no Disinterested Director, including their immediate family members, owned beneficially or of record, directly or indirectly, any securities in an investment adviser, subadviser or principal underwriter of the Fund, or a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of March 31, 2020, the Directors and officers of the Company owned in the aggregate less than 1% of the total outstanding shares of each class of the Fund.
Principal Shareholders of Securities
The following shareholders owned of record or beneficially 5% or more of the indicated Class’s shares outstanding as of March 31, 2020.
Class	Holder and Address	Of Record or Beneficial Ownership	Percentage Owned
I	VARIABLE ANNUITY LIFE INSURANCE CO, 2929 ALLEN PKWY # A6-20, HOUSTON, TX 77019-7117	Record	7.68%
I	VRSCO, FBO AIG FSB CUST TTEE FBO, MOSES CONE HEALTH SYSTEM 403B, 2929 ALLEN PKWY, STE A6-20, HOUSTON, TX 77019-7117	Record	7.98%
I	VRSCO, FBO AIG FSB CUST TTEE FBO, MOSES CONE HEALTH SYSTEM 403B, 2929 ALLEN PKWY, STE A6-20, HOUSTON, TX 77019-7117	Record	10.73%

A Shareholder who own beneficially, directly or indirectly, 25% or more of the Fund’s outstanding voting securities may be deemed to “control” (as defined in the 1940 Act) the Fund.
MANAGEMENT OF THE FUND
The Adviser
SunAmerica, which was organized as a Delaware corporation in 1982, is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, and acts as investment adviser to a Fund pursuant to the Investment Advisory and Management Agreement with the Company, on behalf of a Fund. Effective upon the close of business on December 31, 2013, SunAmerica was reorganized as a Delaware limited liability company. SunAmerica is a wholly-owned subsidiary of American General Life Insurance Company and an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). As of February 28, 2020, SunAmerica managed, advised and/or administered assets of approximately $80.98 billion of assets.
AIG, a Delaware corporation, is a holding company that, through its subsidiaries, is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the U.S. and abroad. AIG, through its subsidiaries, is also engaged in a range of financial services activities.
Under the Investment Advisory and Management Agreement with respect to a Fund, SunAmerica serves as investment adviser for, and selects and manages the investments of, a Fund. SunAmerica also provides various administrative services and supervises the business affairs of a Fund, subject to general review by the Board.
In carrying out its responsibilities, SunAmerica may employ, retain or otherwise avail itself of the services of other persons or entities, on such terms as SunAmerica shall determine to be necessary, desirable or appropriate. SunAmerica may retain one or more advisers to manage all or a portion of the investment portfolio of a Fund, at SunAmerica’s own cost and expense. Retention of one or more advisers, or the employment or retention of other persons or entities to perform services, shall in no way reduce the responsibilities or obligations of SunAmerica under the Investment Advisory and Management Agreement and SunAmerica shall be responsible for all acts and omissions of such advisers, or other persons or entities, in connection with the performance of SunAmerica’s duties.
Except to the extent otherwise specified in the Investment Advisory and Management Agreement, with respect to a Fund, a Fund pays, or causes to be paid, all other expenses of the Company and a Fund, including, without limitation, charges and expenses of any registrar, custodian, transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of share certificates; registration costs of the Company and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and statements of additional information with respect to a Fund, and supplements thereto, to the shareholders of a Fund; all expenses of shareholders’ and Directors’ meetings and of preparing, printing and mailing proxy statements and reports to shareholders; shareholder recordkeeping and shareholder account service; all expenses incident to any dividend, withdrawal or redemption options; fees and expenses of legal counsel and independent registered public accounting firms; membership dues of industry associations; interest on borrowings of a Fund; postage; insurance premiums on property or personnel

(including Officers and Directors) of the Company which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Company’s operation.
Under the terms of the Investment Advisory and Management Agreement, SunAmerica is not liable to a Fund or its shareholders for any act or omission by SunAmerica or for any losses sustained by the Fund or its shareholders, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.
The Investment Advisory and Management Agreement continues in effect with respect to a Fund, for a period of two years from the date of execution unless terminated sooner, and thereafter from year to year, if approved at least annually by a vote of a majority of the Directors or by the holders of a majority of a Fund’s outstanding voting securities. Any such continuation also requires approval by a majority of the Disinterested Directors by vote cast in person at a meeting called for such purpose. The Investment Advisory and Management Agreement may be terminated with respect to a Fund at any time, without penalty, on 60 days’ written notice by the Directors, by the holders of a majority of a Fund’s outstanding voting securities or by SunAmerica. The Investment Advisory and Management Agreement automatically terminates with respect to a Fund in the event of its assignment (as defined in the 1940 Act and the rules thereunder).
As compensation for its services to the Fund, the Adviser receives a fee from the Fund, payable monthly, computed daily at the annual rate of 0.50% on the first $600 million of the Fund’s average daily net assets, 0.45% on the next $900 million of average daily net assets and 0.40% on average daily net assets over $1.5 billion.
The following tables set forth the total advisory fees received by SunAmerica from a Fund pursuant to its Investment Advisory and Management Agreement for the fiscal years ended December 31, 2019, 2018 and 2017.
Advisory Fees
2019	2018	2017
$907,905	$594,575	$572,738
Expense Limitation Agreement
Pursuant to an Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the amounts in the table below. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees; and other expenses not incurred in the ordinary course of a Fund’s business. These expense waivers and/or fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Disinterested Directors.
Annual Total Fund Operating Expenses (as a percentage of average daily net assets)
Class A	Class I
—	0.80%
SunAmerica may also voluntarily waive and/or reimburse additional amounts with respect to one or both classes of the Fund to increase the investment return to the Fund’s investors or to avoid a negative yield on either class of the Fund. These voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica and there is no guarantee that the Fund will be able to avoid a negative yield.
SunAmerica made the following fee waivers (other than advisory fee waivers, if any) and/or expense reimbursements for the fiscal years ended December 31, 2019, 2018 and 2017:
Fee Waivers/Expense Reimbursements
	2019
Fund	Class A	Class I
AIG Government Money Market Fund	N/A	$20,411

	2018
Fund	Class A	Class I
AIG Government Money Market Fund	N/A	$30,147

	2017
Fund	Class A	Class I
AIG Government Money Market Fund	$176,186	$33,249
Personal Securities Trading
The Company, SunAmerica and the Distributor have each adopted a written Code of Ethics (the “SunAmerica Code”) pursuant to Rule 17j-1 under the 1940 Act, which restricts the personal investing by certain Access Persons of the Company (as defined in the SunAmerica Code) in securities that may be purchased or held by a Fund to ensure that such investments do not disadvantage a Fund. SunAmerica reports to the Board on a quarterly basis as to whether there were any violations of the SunAmerica Code by Access Persons of the Company or SunAmerica during a quarter.
The Distributor
The Company, on behalf of a Fund, has entered into a distribution agreement (the “Distribution Agreement”) with ACS (the “Distributor”), a registered broker-dealer and an indirect wholly owned subsidiary of AIG, to act as the principal underwriter in connection with the continuous offering of each class of shares of a Fund. The address of the Distributor is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. The Distribution Agreement provides that the Distributor has the exclusive right to distribute shares of a Fund through its registered representatives and authorized broker-dealers. The Distribution Agreement also provides that the Distributor will pay the promotional expenses, including the incremental cost of printing and distributing prospectuses, annual reports and other periodic reports respecting a Fund, for distribution to persons who are not shareholders of a Fund and the costs of preparing and distributing any other supplemental sales literature. However, certain promotional expenses may be borne by a Fund (see the section entitled “Distribution Plans” below).
The Distribution Agreement remains in effect for an initial two-year term and from year to year thereafter if such continuance is approved at least annually by (a) the Board or by a vote of a majority of the outstanding voting securities of a Fund, and (b) a majority of the Directors who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such party. The Company or the Distributor each has the right to terminate the Distribution Agreement on 60 days’ written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).
The Distributor may, from time to time, pay additional commissions or promotional incentives to brokers, dealers or other financial services firms that sell shares of a Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms, including firms affiliated with the Distributor, that sell or are expected to sell during specified time periods certain minimum amounts of shares of a Fund, or of other funds underwritten by the Distributor. In addition, the terms and conditions of any given promotional incentive may differ from firm to firm. Such differences will, nevertheless, be fair and equitable, and based on such factors as size, geographic location, or other reasonable determinants, and will in no way affect the amount paid by any investor.
The following table shows the amount of all commissions and other compensation received by the Distributor during the fiscal year ended December 31, 2019:
Compensation on Redemptions (Contingent Deferred Sales Charge (“CDSC”) on Class A shares)	Brokerage Commissions	Other Compensation (does not include 12b-1 fees)
$21,732	—	—
Class I Service Agreement
The Company, on behalf of Class I shares of the Fund, has entered into a service agreement (the “Class I Service Agreement”) with the Distributor to provide additional shareholder services to Class I shareholders. Pursuant to the Class I Service Agreement, as compensation for services rendered, the Distributor is permitted to receive a fee from the Fund of up to 0.25% of the daily net assets of the Fund’s Class I shares. The Distributor is currently voluntarily not charging this fee to the Fund on behalf of Class I shares.

Distribution Plan
Rule 12b-1 under the 1940 Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company’s board of directors. As indicated in the Prospectus, the Directors of the Company and the shareholders of the Class A shares of the Fund have adopted a Rule 12b-1 Plan for the Fund’s Class A shares (the “Class A Plan” or the “Distribution Plan”). There is no Rule 12b-1 Plan in effect for Class I shares. Reference is made to “Fund Management—Distributor” in the Prospectus for certain information with respect to the Class A Plan.
The Class A Plan does not provide for a distribution fee. The Class A Plan, however, provides that Class A shares of the Fund may pay the Distributor an account maintenance fee for payments to broker-dealers for providing continuing account maintenance. This account maintenance fee is up to 0.15% of the aggregate average daily net assets of Class A shares. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the net assets maintained in the Fund with respect to Class A shares. The fees received by the Distributor with respect to Class A shares of the Fund will not be used to subsidize the sale of shares of any other class.
The Distributor currently has agreed to waive up to 0.15% of the fees it receives from the Class A shares of the Fund pursuant to the Fund’s Class A Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders.
The following tables set forth the account maintenance fees the Distributor waived from the Fund’s Class A shares for the fiscal years ended December 31, 2019, 2018 and 2017.
	2019
Fund	Class A	Class I
AIG Government Money Market Fund	$255,093	$-

	2018
Fund	Class A	Class I
AIG Government Money Market Fund	$160,201	$-

	2017
Fund	Class A	Class I
AIG Government Money Market Fund	$153,432	$-
During the fiscal year ended December 31, 2019, the Distributor incurred the following expenses in connection with its distribution of the Fund’s Class A shares:
	Class A	Class I
AIG Government Money Market Fund
Compensation to sales personnel	$ -	-
Compensation to broker-dealers	-	-
Advertising	1,258	-
Printing and mailing of prospectuses to other than current shareholders	98	-
Other Expenses#	79,748	-

#	Other Expenses include miscellaneous printing and marketing overhead expenses.
Continuance of the Distribution Plan is subject to annual approval by vote of the Directors, including a majority of the Disinterested Directors. The Distribution Plan may not be amended to increase materially the amount authorized to be spent thereunder with respect to a class of shares of the Fund, without approval of the shareholders of the affected class of shares of the Fund. In addition, all material amendments to the Distribution Plan must be approved by the Directors in the manner described above. The Distribution Plan may be terminated at any time without payment of any penalty by vote of a majority of the Disinterested Directors or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of Class A. So long as the Distribution Plan is in effect, the election and nomination of the Disinterested Directors of the Company shall be committed to the discretion of the Disinterested Directors. In the Board’s quarterly review of the Distribution Plan, it will consider the continued appropriateness of, and the level of, compensation provided in the Distribution Plan. In its consideration of the Distribution Plan, the Board must consider all factors it deems relevant, including information as to the benefits to the Fund and the shareholders of the relevant class of the Fund.
Payments to Financial Institutions
As described in the Prospectus, the Distributor, SunAmerica, or their affiliates may make payments to dealers, brokers, financial advisers or other financial institutions (collectively, the “Financial Institutions”), including certain broker-dealers within VALIC, an affiliate of SunAmerica, in addition to the service fees that may be made by the Distributor to Financial Institutions pursuant to the Distribution Plan. The additional payments may be made in the form of sales charge or service fee payments over and above the standard payment rate (made by the Distributor to broker-dealers in connection with distribution-related or account maintenance services under the Distribution Plan), or in the form of other “revenue sharing” payments that may be paid to Financial Institutions, as described in the Prospectus. These additional payments are collectively referred to as “revenue sharing payments.”
The Distributor, SunAmerica and their affiliates make revenue sharing payments to Financial Institutions that generally range from 0.03% to 0.25% of Fund assets serviced and maintained by the Financial Institution and/or from 0.05% to 0.25% of gross or net sales of Fund shares attributable to the Financial Institution. Payments may also take the form of flat fees payable on a one-time or periodic basis, including, but not limited to, in connection with the initial set-up of the Fund on a Financial Institution’s platform, for inclusion on a Financial Institution’s preferred list of funds offered to its clients or for other marketing, sales support, educational or training programs.
The list below includes the names of the Financial Institutions that received revenue sharing payments in connection with distribution-related or other services provided to a Fund in the calendar year ended December 31, 2019. This list is subject to change and the Distributor, SunAmerica or their affiliates may, from time to time, revise or terminate existing arrangements with such entities, or may enter into new arrangements with Financial Institutions that are not presently listed below.
Advisor Group, Inc.
Ameriprise Financial
Charles Schwab & Co.
CUSO Financial Services, L.P.
LPL Financial
Merrill Lynch
Morgan Stanley Wealth Management
National Financial Services/Fidelity Services
Oppenheimer & Co.
Pershing, LLC
Raymond James & Associates
RBC Wealth Management
Robert W. Baird
Stifel, Nicolaus & Co, Inc.
TD Ameritrade Trust Company
UBS Financial Services
VALIC Financial Advisors
Vanguard Group
Wells Fargo Advisors
These payments may create a conflict of interest by influencing the Financial Institution and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Financial Institution’s website for more information.
In addition to the Distribution Plan and revenue sharing payments described above and in the Prospectus, the Fund, the Distributor, SunAmerica or their affiliates may also make payments to Financial Institutions in connection with administrative, sub-accounting and networking services (i.e., services to support the electronic transmission of shareholder orders through the National Securities Clearing Corporation). These fees are separate from the fees described above and from the fees paid by the Fund to AIG Fund Services, Inc. (“AFS” or the “Servicing Agent”) or to the Transfer Agent (as defined below).
The Servicing Agent
The Company, on behalf of a Fund, has entered into a service agreement (the “Service Agreement”) with AFS, an indirect wholly-owned subsidiary of AIG. Under the Service Agreement, AFS acts as a servicing agent assisting DST Asset Manager Solutions, Inc.

(“DST” or the “Transfer Agent”) in connection with certain services offered to the shareholders of a Fund. Under the terms of the Service Agreement, AFS may receive reimbursement of its costs in providing such shareholder services. AFS is located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
Pursuant to the Service Agreement, as compensation for services rendered, AFS receives a fee from a Fund, computed and payable monthly, based upon an annual rate of 0.22% of average daily net assets of Class A and Class I shares subject to review and approval by the Directors. From this fee, AFS pays a fee to DST (other than out-of-pocket charges of the Transfer Agent, which are paid by the Company). The out-of-pocket charges of the Transfer Agent include charges for services relating to anti-money laundering procedures under the USA PATRIOT Act of 2001, as amended. For further information regarding the Transfer Agent, see the section entitled “Additional Information” below.
The Service Agreement continues in effect from year to year, provided that such continuance is approved annually by a vote of a majority of the Directors, including a majority of the Disinterested Directors.
The following table sets forth the fees paid by a Fund to AFS pursuant to the Service Agreement for the fiscal years ended December 31, 2019, 2018 and 2017:
Fund	2019	2018	2017
AIG Government Money Market Fund	$396,610	$257,802	$247,348
PROXY VOTING POLICIES AND PROCEDURES
Proxy Voting Responsibility. The Company has adopted policies and procedures for the voting of proxies relating to Fund securities (the “Policies”). The Policies were drafted according to recommendations by SunAmerica and an independent proxy voting agent. The Policies enable the Company to vote proxies in a manner consistent with the best interests of a Fund and a Fund’s shareholders. A committee has been established (the “Proxy Voting Committee”) to administer the voting of all Fund proxies in accordance with the Policies. The Proxy Voting Committee will consist of a member of the Investment Management Department, at least one member of the Legal and Compliance Departments, and at least one person with respect to SunAmerica who oversees subadvisers (with respect to a Fund, the investment discretion over which is delegated to a subadviser) or their designees.
The Proxy Voting Committee has engaged the services of an independent voting agent to assist in issue analyses, vote recommendations for proxy proposals, and to assist a Fund with certain responsibilities including recordkeeping of proxy votes.
A Fund is generally a passive investor in holding portfolio securities, seeking to maximize shareholder value, but not necessarily to exercise control over the issuers of portfolio securities, or otherwise advance a particular social agenda. A Fund generally will abstain on “social issue proposals.”
In addition, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting. The Board has determined that the costs of voting proxies with respect to such shares of foreign companies generally outweigh any benefits that may be achieved by voting such proxies. The costs of voting such proxies include the potentially serious portfolio management consequences of reduced flexibility to sell the shares at the most advantageous time for a Fund. As a result, such proxies generally will not be voted in the absence of an unusual, significant vote of compelling economic importance.
Case-By-Case Voting Matters. The Proxy Voting Committee has established proxy voting guidelines (the “Guidelines”), which identify certain vote items to be determined on a case-by-case basis. In these circumstances, and in proposals not specifically addressed by the Policies, the Proxy Voting Committee generally will rely on the guidance or a recommendation from the independent proxy voting agent, but may rely on a subadviser of a Fund, or other sources. SunAmerica, or a subadviser of a Fund, may propose to deviate from the Guidelines or guidance or recommendations from the independent proxy voting agent. In these instances, the Proxy Voting Committee will recommend the vote that will maximize value for, and is in the best interests of, a Fund’s shareholders.
Examples of a Fund’s Positions on Voting Matters. Consistent with the approaches described above, the following are examples of a Fund’s voting positions on specific matters:
•	Vote on a case-by-case basis on proposals to increase authorized common stock;
•	Vote on a case-by-case basis on most mutual fund matter shareholder proposals to terminate the investment adviser;

•	Vote on a case-by-case basis regarding merger and acquisition matters;
•	Vote against the authorization of preferred stock with unspecified voting, conversion, dividend distribution and other rights (“blank check” preferred stock);
•	Not vote proxies for securities that are out on loan;* and
•	Vote on a case-by-case basis on equity compensation plans.
Conflicts of Interest. Members of the Proxy Voting Committee will resolve conflicts of interest presented by a proxy vote. In practice, application of the Guidelines will in most instances adequately address any possible conflicts of interest, as votes generally are effected according to the guidance or recommendations of the independent proxy voting agent.
However, if a situation arises where a vote presents a conflict between the interests of a Fund’s shareholders and the interests of SunAmerica or one of its affiliates, and the conflict is known to the Proxy Voting Committee, the Committee will consult with one Disinterested Director, time permitting, before casting the vote to ensure that the Fund votes in the best interests of its shareholders. Any individual with a known conflict may be required by the Proxy Voting Committee to recuse himself or herself from being involved in the proxy voting decision.
Proxy Voting Records. The Proxy Voting Committee will be responsible for documenting its basis for (a) any determination to vote a particular proxy in a manner contrary to its generally stated Guidelines, (b) any determination to vote a particular proxy in a non-uniform manner, and (c) any other material determination made by the Proxy Voting Committee, as well as for ensuring the maintenance of records of each proxy vote, as required by applicable law. The independent proxy voting agent will maintain records of voting decisions for each vote cast on behalf of a Fund.
The proxy voting record for the most recent twelve-month period ended June 30 is available on the SEC’s website at http://www.sec.gov, or can be obtained, without charge, upon request, by calling 1-800-858-8850.
Board Reporting. The Company’s Chief Compliance Officer will provide a summary report at each quarterly meeting of the Board which describes any Proxy Voting Committee meeting(s) held during the prior quarter.
DISCLOSURE OF PORTFOLIO HOLDINGS POLICIES AND PROCEDURES
The Board has adopted policies and procedures relating to the disclosure of information about the portfolio holdings of the Fund (the “Portfolio Holdings Policies”). These policies and procedures govern when and by whom portfolio holdings information will be publicly disclosed or made available to nonaffiliated third parties. Unless the Fund’s portfolio holdings information has been publicly disclosed, it is the Fund’s policy to prevent disclosure of such information, except as may be permitted by the Portfolio Holdings Policies.
The Fund’s complete portfolio holdings will be publicly available via SEC filings made by the Fund on a monthly and fiscal quarterly basis. The Fund files monthly portfolio holdings on Form N-MFP within 5 business days after each month end. In addition, the Fund’s complete portfolio holdings are made available on Form N-CSR for the Fund’s second and fourth fiscal quarters (not later than 10 days after the transmission to shareholders of the Fund’s semi-annual report and annual report, respectively). In addition, as required by Rule 2a-7, the Fund intends to make complete portfolio holdings information as of the last business day of each month available on the Fund’s website at www.aig.com/funds no later than five (5) business days after month-end. This monthly portfolio holdings information required by Rule 2a-7 will be available on the Fund’s website for at least six months after posting.
Moreover, there may be instances from time to time when SunAmerica determines that it is important to immediately communicate certain information to the Fund’s shareholders, including communications that may contain information about the Fund’s portfolio holdings. In these instances, and where SunAmerica determines that the most efficient manner to disseminate such information to shareholders is to post the information on the Fund’s website, the information will be considered publicly disseminated pursuant to the Portfolio Holdings Policies. In order for information about portfolio holdings to be disseminated in this manner, SunAmerica’s general counsel must approve the dissemination of this information and such information must be posted prominently on the Fund’s website.

*	The boards of the funds that have approved the lending of portfolio securities have determined that the costs of voting proxies with respect to securities that are out on loan generally outweigh any benefit that may be achieved by the voting of such proxies. The costs of voting such proxies include the opportunity cost of lost securities lending income when securities are recalled from a loan. However, under certain circumstances, including where the Adviser and/or subadviser to a Fund determines that a proxy vote is materially important to the Fund’s interest and where it is feasible to recall the security on a timely basis, the Adviser will use its reasonable efforts to recall the security.

SunAmerica, the Subadviser(s) and/or the Fund, as applicable, may disclose any and all portfolio holdings information prior to public dissemination to the Fund’s primary service providers (i.e., the Fund’s investment adviser, subadviser, distributor, custodian, transfer agent, servicing agent, fund accountant, administrator, independent public accountants, and legal counsel) and to other service providers (such as proxy voting services, pricing information vendors, broker-dealers who effect portfolio securities transactions, broker-dealers who provide pricing information, and providers of printing and/or regulatory filing services) that need access to such information to perform services on behalf of the Fund. Portfolio holdings information may be disclosed to the third parties described above to the extent and as frequently as necessary to allow such third party to perform its duties and responsibilities. These parties are generally subject to duties of confidentiality with respect to the portfolio holdings information they receive, imposed by either law, contract or by the nature of their duties.
SunAmerica, the Subadviser(s) and/or the Fund, as applicable, may selectively disclose the Fund’s non-public portfolio holdings prior to public dissemination to third parties (other than those service providers described above), only if (1) the Fund has a legitimate purpose to do so, and (2) the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information. Before any such disclosure is made, a written request must be submitted to and approved by SunAmerica’s legal department. SunAmerica’s legal department may approve the request if it is reasonably determined that the requested disclosure would serve a legitimate business purpose of the Fund. If the request is approved, the third party must execute a confidentiality agreement in a form deemed acceptable by the SunAmerica legal department, unless such disclosure is otherwise required by applicable law, including requests by regulators, court order, or similar authority. Neither the Fund, SunAmerica, Subadviser(s) nor their affiliates may receive compensation or other consideration in connection with an arrangement to make available information about the Fund’s portfolio holdings.
At each quarterly meeting of the Board, the Adviser or Subadviser(s) shall present the Board with a report disclosing the addition of any organization or individual that has been approved to receive non-public portfolio holdings of the Fund and the purpose for such disclosure.
Each of the below listed third parties has been informed of its duty of confidentiality, including its duty not to trade on the basis of non-public information, and has been approved to receive information concerning the Fund’s holdings:
1.	The Adviser or Subadviser(s). The Adviser or Subadviser is continuously provided with the entire portfolio holdings for the Fund on a daily basis.
2.	PricewaterhouseCoopers LLP (“PwC”). PwC is provided with entire portfolio holdings information during periods in which it performs its audits or reviews of the Fund’s financial statements. PwC does not disclose to third parties information regarding the Fund’s holdings.
3.	Ernst & Young LLP (“E&Y”). E&Y is provided with portfolio holdings information in connection with the tax services it provides to the Fund. E&Y does not disclose to third parties information regarding the Fund’s holdings.
4.	State Street. State Street, as custodian to the Fund, has daily access to the entire holdings of the Fund. State Street does not disclose or release information regarding the Fund’s holdings except as instructed by the Fund.
5.	Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge is provided with the entire portfolio holdings information for the Fund on a monthly basis. This information is disclosed approximately thirty (30) days after the month-end. Broadridge analyzes the information to produce various statistical measures and general portfolio information (including equity investment style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.) and uses the information to determine the Fund’s asset class and category in order to place the Fund in the appropriate peer group. Broadridge does not disclose the entire portfolio holdings of the Fund, but does disclose the information listed above. This information is made available to Broadridge subscribers approximately thirty (30) days after the receipt of information from the Fund.
6.	Morningstar, Inc. (“Morningstar”). Morningstar is a subscription-based service where certain information regarding stocks and retail mutual funds may be accessed through its website at no charge. State Street forwards entire portfolio holdings information to Morningstar on a monthly basis, approximately thirty (30) days after each month-end. Morningstar analyzes the information to produce various reports that contain statistical measures and other portfolio information (including equity style, asset category percentages, credit analysis, top 10 and top 25 holdings, sector weighting, etc.). Through Morningstar’s Morningstar Direct product, entire portfolio holdings information is available to subscribers approximately one week after Morningstar’s receipt of the information. Other Morningstar subscription-based products provide statistical measures and portfolio information generally between fifteen (15) to thirty (30) days after its receipt of such information.

7.	Bloomberg L.P. (“Bloomberg”). Bloomberg is provided with the entire portfolio holdings information for the Fund on a quarterly basis, approximately forty-five (45) days after the month end. This information is made available to subscribers of Bloomberg’s various databases within one (1) to fourteen (14) days of its receipt. In addition, Bloomberg provides analytical services for the Adviser and receives portfolio holdings information on a daily basis.
8.	Financial Printers. Fund Accounting provides various financial printers with portfolio holdings information within sixty (60) days after the Fund’s fiscal quarter. Financial printers assist the Fund with the filing of its annual and semi-annual shareholder reports and quarterly regulatory filings with the SEC and the printing of shareholder reports for distribution to participants. Financial printers do not disclose the information publicly other than to file the document on the SEC’s EDGAR database.
9.	Investment Company Institute (“ICI”). Fund Accounting provides the ICI with certain holdings information (top 10 holdings, sector weighting and asset categories) regarding the Fund on a quarterly basis, approximately fifteen (15) days after the quarter end. Fund Accounting also provides the ICI with complete portfolio holdings regarding the Fund on a monthly basis, approximately seven (7) days after the month end. The ICI uses this information for survey purposes and does not disclose the Fund’s holding information publicly.
10.	Zeno AN Solutions (“Zeno”). State Street provides purchase and sale information with respect to the Fund’s equity securities on a quarterly basis approximately fifteen (15) days after the quarter end. Zeno analyzes the information to produce reports containing brokerage execution statistics and comparisons. These reports are provided to SunAmerica and Zeno does not disclose publicly the information it receives or the reports it prepares. SunAmerica’s contract with Zeno includes a confidentiality clause.
11.	Manhattan Creative Partners (d/b/a “Diligent”). Marketing provides Diligent with entire portfolio holdings on a monthly basis approximately seven (7) days as of the month-end. Diligent services the website of the retail funds advised by SunAmerica. Diligent also hosts the Board’s online meeting materials.
12.	Marketing Firms. SunAmerica’s marketing group provides portfolio holding information to various marketing firms, including PeachTree Enterprises, Primelook, Inc., Royal Impressions, Wilmedia and JDP Marketing Services. Depending on the fund and the marketing firm, the Marketing Group provides information on a monthly, quarterly, or on an as needed basis, generally within seven (7) days of the period-end. Generally, these marketing firms are responsible for the design and/or printing of sales literature on behalf of the Fund or assist in the preparation of the MD&A section and shareholder letters to the annual and semi-annual reports. They do not publicly disclose the Fund’s portfolio holdings information and are subject to confidentiality provisions in SunAmerica’s agreements with them.
13.	Institutional Shareholder Services (“ISS”). ISS downloads both daily and weekly portfolio information (i.e., custodian identification number, security identification number, share position and description of the security) through State Street Insight System. This information is used for the purposes of voting proxies on behalf of the Fund, evaluating the Fund’s eligibility for participating in, and filing proofs of claim on behalf of, the Fund in securities class action lawsuits. ISS does not publicly disclose the information except as may be required when filing a proof of claim in connection with the Fund’s participation in a securities class action lawsuit. SunAmerica’s contract with ISS includes confidentiality disclosure.
14.	SunAmerica Retirement Markets, Inc. (“SARM”). SARM, an affiliate of SunAmerica, is provided with portfolio information, as needed, in order to facilitate marketing-related support services with respect to the Fund.
Certain other information concerning the Fund’s portfolio described below may also be disclosed prior to the public dissemination of the Fund’s portfolio holdings, provided that: (i) the information has been made available to all shareholders of the Fund (e.g., the information has been mailed to shareholders) and/or (ii) the information has been posted on the Fund’s website, including where there is a prominent link on the website to such information (e.g., links to fund fact sheets, brochures or other marketing pieces that may contain identifiable holdings information).
1.	Asset Class Information. Asset class information (e.g., equity, fixed income, currency or commodities) and the total percentage of the Fund held in each asset class;
2.	Sector or Geographic Information. Sector information (e.g., technology, financials or industrials) or geographic information (e.g., non-U.S., U.S., or country-specific allocations) and the total percentage of the Fund held in each sector or geographic region/country;
3.	Impact of Fund Allocation Information. Impact of asset class, sector or geographic information, including contributors/detractors to the Fund’s performance; provided, however, that when actual portfolio holdings are named, disclosure of these holdings must be consistent with sections 1 or 2 above; and

4.	General Portfolio Characteristics. General portfolio characteristics of the Fund, including, but not limited to, the total number of stocks held by the Fund, average market capitalization and return on equity.
Other data regarding the Fund’s portfolio may also be distributed prior to public dissemination of the Fund’s portfolio holdings, provided that (a) such data does not identify any specific portfolio holding and (b) the Fund’s specific portfolio holdings cannot be derived from such data. Examples of permitted data include, but are not limited to, total net assets, number of holdings, market capitalization, P/E ratio, R2 and beta.
PORTFOLIO TRANSACTIONS AND BROKERAGE
As discussed in the Prospectus, the Adviser or the Subadviser, as applicable, is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, an affiliated brokerage subsidiary of SunAmerica or the Subadviser.
It is the policy of the Company, in effecting transactions in portfolio securities, to seek the best execution at the most favorable prices. The determination of what may constitute best execution involves a number of considerations, including, without limitation: the economic result to the Fund (involving both price paid or received and any commissions and other costs); the value of the expected contribution of the broker through brokerage and research services to the investment performance of the Fund and other clients of the Adviser or Subadviser, as applicable, through client commission benefits, as discussed below; the timeliness and efficiency with which the transaction is effected where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions; and the financial strength, reliability, integrity, operational capabilities and stability of the broker. Such considerations are judgmental and are considered in determining the overall reasonableness of brokerage commissions paid. Sales of Fund shares are not considered in the selection of a broker to execute transactions in portfolio securities for the Fund.
A factor in the selection of brokers is the receipt of research services—analyses and reports concerning markets, issuers, industries, securities, economic factors and trends—and other statistical and factual information. Research services may come in the form of research reports via electronic delivery or print, oral discussions and personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data. Research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by the Adviser or Subadviser.
The Adviser or Subadviser, as the case may be, may cause the Fund to pay broker-dealers commissions that exceed what other broker-dealers may have charged for executing the same transaction, if in its view the greater commission is reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer to the Adviser or Subadviser viewed in terms of either that particular transaction or the overall responsibilities of the Adviser or Subadviser. No specific value can be determined for research services furnished without cost to the Adviser or Subadviser by a broker. The Adviser or Subadviser is of the opinion that because the material must be analyzed and reviewed by its staff, its receipt does not tend to reduce expenses, but may be beneficial in supplementing the Adviser’s or Subadviser’s research and analysis. However, to the extent that research services of value are provided by broker-dealers with or through whom the Adviser or Subadviser places the Fund’s portfolio transactions, the Adviser or Subadviser may be relieved of expenses it might otherwise bear. The Adviser or Subadviser does not seek to allocate to any particular client account the relative costs or benefits of research services received from a broker-dealer. Rather, the Adviser and Subadviser, as the case may be, believe that any research services received from a broker-dealer are, in the aggregate, of assistance to the Adviser or Subadviser in fulfilling its overall responsibilities to its clients. Therefore, it may tend to benefit the Fund by improving the quality of the Adviser’s or Subadviser’s investment advice. Accordingly, research services furnished by broker-dealers may be used in servicing some or all client accounts and not all services may be used in connection with the Fund or account that paid commissions to the broker-dealer providing such services. As discussed below, certain transactions do not generate brokerage commissions and therefore client accounts that trade in such assets, including the Fund, may benefit from, or be “cross-subsidized” by, research services received by the Adviser or Subadviser through accounts that pay brokerage commissions. The investment advisory fees paid by the Fund are not reduced because the Adviser or Subadviser receives such services. When making purchases of underwritten issues with fixed underwriting fees, the Adviser or Subadviser may designate the use of broker-dealers who have agreed to provide the Adviser or Subadviser with certain statistical, research and other information.
Also, subject to best price and execution and consistent with applicable securities laws and regulations, the Board may instruct the Adviser or Subadviser to direct brokerage to certain broker-dealers under an agreement whereby these broker-dealers would pay designated Fund expenses, including, for example, custody expenses. The brokerage of one Fund will not be used to help pay the expenses of any other AIG mutual fund. SunAmerica will continue to waive its fees or reimburse expenses for any Fund for which it has agreed to do so. All expenses paid through expense offset arrangements resulting in broker commission recapture will be over and above such waivers and/or reimbursements, so that SunAmerica will not receive any direct or indirect economic benefit from the directed brokerage arrangements.
A directed brokerage agreement includes those arrangements under which products or services (other than execution of securities transactions), expense reimbursements, or commissions are recaptured for a client from or through a broker-dealer, in exchange for directing the client’s brokerage transactions to that broker-dealer. The Board has determined that certain directed brokerage arrangements are in the best interest of the Fund and its shareholders and, therefore, has conveyed the information to the Adviser or Subadviser. The Fund may participate in directed brokerage agreements, provided the portfolio manager can still obtain the best price and execution for trades. Thus, the Fund may benefit from the products or services or recaptured commissions obtained through the directed brokerage arrangement, although there may be other transaction costs, greater spreads, or less favorable net prices on transactions. As long as the trader executing the transaction for the Fund indicates that this is a directed brokerage transaction, the Fund will get a percentage of commissions paid on either domestic trades or international trades credited back to the Fund. These credits are in hard dollars and could be used to offset the Fund’s custody expenses or to pay other Fund expenses (excluding expenses payable to affiliates). By entering into a directed brokerage arrangement, the Fund can reduce expenses reported to shareholders in its statement of operations, fee table and expense ratio and can increase its reported yield. To the extent SunAmerica or any “affiliated person,” as that term is defined by the 1940 Act (collectively, “Fund Affiliate”), has agreed to waive or reimburse any amounts otherwise payable to them by the Fund or reimburse the Fund’s expenses (collectively “Expense Waivers”), any amount of commissions used to pay operating expenses of the Fund shall not reduce amounts of expenses borne by SunAmerica or its affiliate under such Expense Waivers, but shall instead be used solely to reduce expenses borne to the Fund to a lower level than the Fund would have borne after giving full effect to the Expense Waivers.
Although the objectives of other accounts or investment companies that the Adviser or Subadviser manages may differ from those of the Fund, it is possible that, at times, identical securities will be acceptable for purchase by the Fund and one or more other accounts or investment companies that the Adviser or Subadviser manages. However, the position of each account or company in the securities of the same issuer may vary with the length of time that each account or company may choose to hold its investment in those securities. The timing and amount of purchase by each account and company will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of the Fund and one or more of these other accounts or companies is considered at or about the same time, transactions in such securities will be allocated in a manner deemed equitable by the Adviser or Subadviser. The Adviser or Subadviser may combine such transactions, in accordance with applicable laws and regulations, where the size of the transaction would enable it to negotiate a better price or reduced commission. However, simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell, or the price at which such security can be purchased or sold.
Certain transactions in portfolio securities may be principal transactions with issuers and dealers at net prices which entail no brokerage commissions, while other transactions such as those on a national securities exchange are on an agency basis. When the Fund purchases or sells securities or financial futures on an exchange, it pays a commission to any broker or futures commission merchant executing the transaction. When the Fund purchases securities from a market-maker, it pays no commission but the price includes a “spread” or “mark-up” (between the bid and asked price) earned by the market-making dealer on the transaction. In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer). In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The Adviser and/or Subadviser may effect portfolio transactions through an affiliated broker-dealer, if applicable, acting as an agent and not as principal, in accordance with Rule 17e-1 under the 1940 Act and other applicable securities laws.
The securities in which the Fund invests are traded primarily in the OTC markets and, therefore, the Fund does not generally incur significant brokerage commissions in connection with the purchase and sale of portfolio securities. For the fiscal years ended December 31, 2019, 2018 and 2017, no brokerage commissions were paid by the Fund.
As of December 31, 2019, the Fund did not hold securities of its regular brokers or dealers, as defined under Rule 10b-1 of the 1940 Act.

ADDITIONAL INFORMATION REGARDING PURCHASE OF SHARES
Information regarding the purchase of shares is located in the section entitled “Shareholder Account Information” of the Fund’s Prospectus and is hereby incorporated by reference.
Class A shares of the Fund are sold at net asset value next determined after receipt of a purchase order, without a front-end sales charge. Reference is made to the section entitled “Shareholder Account Information” in the Prospectus for certain information as to the purchase of Fund shares.
The following tables set forth the contingent deferred sales charges with respect to Class A shares of the Fund received by the Distributor for the fiscal years ended December 31, 2019, 2018 and 2017. The Fund’s Class A contingent deferred sales charges are the result of purchases in excess of $1,000,000 into Class A of another fund in the AIG Funds and a subsequent exchange into the Fund, which was then redeemed within two years after the original purchase of such shares.
2019
Front-End Sales Concessions- Class A Shares	Amount Reallowed to Affiliated Broker-Dealers	Contingent Deferred Sales Charge- Class A Shares
$—	$—	$21,732
2018
Front-End Sales Concessions- Class A Shares	Amount Reallowed to Affiliated Broker-Dealers	Contingent Deferred Sales Charge- Class A Shares
$—	$—	$141
2017
Front-End Sales Concessions- Class A Shares	Amount Reallowed to Affiliated Broker-Dealers	Contingent Deferred Sales Charge- Class A Shares
$—	$—	$237
Purchases through the Distributor
An investor may purchase shares of the Fund through dealers which have entered into selected dealer agreements with the Distributor. An investor’s dealer who has entered into a distribution arrangement with the Distributor is expected to forward purchase orders and payment promptly to the Fund. Orders received by the Distributor before the close of business will be executed at the offering price determined at the close of regular trading on the New York Stock Exchange (“NYSE”) that day. Orders received by the Distributor after the close of business will be executed at the offering price determined at the close of the NYSE on the next trading day. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the fifth business day following the investment. The Fund will not be responsible for delays caused by dealers.
Purchase by Check
Checks should be made payable to the Fund or payable to AIG Funds. A personal check from an investor should be drawn from the investor’s bank account. In general, starter checks, cash equivalents, stale-dated or post-dated checks will not be accepted. In the case of a new account, purchase orders by check must be submitted directly by mail to AIG Fund Services, Inc., c/o DST Asset Manager Solutions, Inc., P.O. Box 219186, Kansas City, Missouri 64121-9186, together with payment for the purchase price of such shares and a completed New Account Application. Payment for subsequent purchases should be mailed to AIG Fund Services, Inc., c/o DST Asset Manager Solutions, Inc., P.O. Box 219186, Kansas City, Missouri 64121-9186 and the shareholder’s account number should appear on the check. Certified checks are not necessary but checks are accepted subject to collection at full face value in United States funds and must be drawn on a bank located in the United States. Upon receipt of the completed New Account Application and payment check, the Transfer Agent will purchase full and fractional shares of the Fund at the net asset value next computed after the check is received. There are restrictions on the redemption of shares purchased by check for which funds are being collected. (See the section entitled “Shareholder Account Information” in the Prospectus.)
Purchase by Federal Funds Wire
An investor may make purchases by having his or her bank wire federal funds to the Company’s Transfer Agent. Federal funds purchase orders will be accepted only on a day on which the Company and the Transfer Agent are open for business. Orders for purchase of shares received by wire transfer in the form of federal funds will be effected at the next-determined net asset value if received at or prior to the Fund’s close of business, plus any applicable sales charge. In order to insure prompt receipt of a federal funds wire, it is important that these steps be followed:
1.	You must have an existing AIG Fund Account before wiring funds. To establish an account, complete the New Account Application and send it via facsimile to AFS at 1-816-218-0519.
2.	Call AFS’ Shareholder/Dealer Services, toll free at 1-800-858-8850, to obtain your new account number.
3.	Instruct the bank to wire the specified amount to the Transfer Agent: DST Asset Manager Solutions, Inc., Boston, MA, ABA# 0110-00028; DDA# 99029712, SunAmerica [name of fund, class] (include shareholder name and account number).
ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES
Reference is made to the section entitled “Shareholder Account Information” in the Prospectus for certain information as to the redemption of Fund shares.
If the Directors determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Company, having filed with the SEC a notification of election pursuant to Rule 18f-1 under the 1940 Act on behalf of the Fund, may pay the redemption price in whole, or in part, by a distribution in kind of securities from the Fund in lieu of cash. In conformity with applicable rules of the SEC, the Fund is committed to pay in cash all requests for redemption of Fund shares, by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. If shares are redeemed in kind, the redeeming shareholder would incur brokerage costs in converting the assets into cash. The method of valuing portfolio securities is described below in the section entitled “Determination of Net Asset Value,” and such valuation will be made as of the same time the redemption price is determined.
EXCHANGE PRIVILEGE
Shareholders of the Fund may exchange their shares for the same class of shares of any other AIGF distributed by the Distributor that offers such class at the respective net asset value per share.
Before making an exchange, a shareholder should obtain and review the prospectus of the fund whose shares are being acquired. All exchanges are subject to applicable minimum initial or subsequent investment requirements. Notwithstanding the foregoing, shareholders may elect to make periodic exchanges on a monthly, quarterly, semi-annual and annual basis through the Systematic Exchange Program. Through this program, the minimum exchange amount is $50 (which may be waived at the discretion of SunAmerica) and there is no fee for exchanges made. The Fund reserves the right to reject exchange requests made through this program that are less than $50. All exchanges can be effected only if the shares to be acquired are qualified for sale in the state in which the shareholder resides. Exchanges of shares generally will constitute a taxable transaction, except for IRAs, Keogh Plans and other qualified or tax-exempt accounts. The exchange privilege may be terminated or modified upon 60 days’ written notice. Further information about the exchange privilege may be obtained by calling Shareholder/Dealer Services at 1-800-858-8850.
If a shareholder acquires Class A shares through an exchange from another AIGF where the original purchase of such fund’s Class A shares was not subject to an initial sales charge because the purchase was in excess of $1 million, such shareholder will remain subject to the CDSC, if any, as described in the Prospectus, applicable to such redemptions. In such event, the period for which the original shares were held prior to the exchange will be “tacked” with the holding period of the shares acquired in the exchange for purposes of determining whether the CDSC is applicable upon a redemption of any of such shares.

DETERMINATION OF NET ASSET VALUE
Shares of each class of the Fund are valued at least daily as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time). The Fund calculates the net asset value of each class of its shares separately by dividing the total value of each class’s net assets by the shares outstanding of such class.
On any day when the NYSE, the Federal Reserve Board of New York or the bond markets (as recommended by the Securities Industry and Financial Markets Association) close early due to an unanticipated event, or if trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC, the Fund reserves the right to close early and calculate its net asset value as of the time of such early close. The Fund is informed that, as of the date of the Prospectus, the NYSE observes the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “Shadow Pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Company’s fair valuation procedures. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
DIVIDENDS, DISTRIBUTIONS AND TAXES
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect. In particular, the application of certain provisions enacted as part of legislation known as the Tax Cuts and Jobs Act (the “Tax Act”), which was signed into law on December 22, 2017, is uncertain, and legislative, regulatory or administrative changes could be enacted or promulgated at any time, either prospectively or with retroactive effect, to implement or clarify the Tax Act.
Dividends and Distributions
The Fund intends to distribute to the registered holders of its shares all or substantially all of its net investment income, which includes dividends, interest and net short-term capital gains, if any, in excess of any net long-term capital losses. The Fund intends to distribute any net long-term capital gains in excess of any net short-term capital losses. Dividends from net investment income are normally declared daily and paid monthly. Dividends are paid on or about the last business day of each month. Net capital gains, if any, will be distributed annually. Additional distributions, if needed, may be made. In determining amounts of capital gains to be distributed, any capital loss carryforwards from prior years will be offset against capital gains. As of December 31, 2019, for Federal income tax purposes, the Fund has $4,453 of unlimited short-term capital losses. Capital loss carry forwards generated during taxable years beginning after 2010 will not be subject to expiration.
Dividends and distributions are paid in additional Fund shares based on the NAV at the close of business on the record date, unless the dividends total in excess of $10 per distribution period and the shareholder notifies the Fund in writing at least five business days prior to the payment date to receive such distributions in cash.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, no interest will accrue on amounts represented by uncashed dividend or distribution checks.
Taxes
The Fund has elected to be and intends to remain qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) for each taxable year. As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to U.S. federal income tax on the part of its net ordinary income and realized net capital gains that it distributes to shareholders. The Fund intends to distribute substantially all of such income.
In order to remain qualified as a RIC, the Fund generally must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains, and other traditionally permitted RIC income); and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount no greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), any two or more issuers of which the Fund owns 20% or more of the voting stock and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of certain assets.
Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. The Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
As a RIC, the Fund will not be subject to U.S. federal income tax on its ordinary income and net capital gains which it distributes as dividends or capital gains distributions to shareholders provided that it distributes to shareholders an amount at least 90% of its investment company taxable income and at least 90% of its net tax-exempt interest income, for the taxable year. The Fund intends to distribute sufficient income to meet this qualification requirement. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, the Fund must distribute during each calendar year the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gain net income for the one-year period ending on October 31 of the calendar year, and (3) all ordinary income and net capital gains for the preceding year that were not distributed during such year. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement. Generally, a distribution will be subject to tax in the year it is received. A distribution will be treated as paid during the calendar year if it is actually paid during the calendar year or if declared by the distributing Fund in October, November or December of such year, payable to shareholders of record on a date in such month but actually paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be taxable to shareholders as of December 31, of the calendar year in which such dividend is declared rather than the date on which the distributions are received.
If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement and does not timely cure the failure, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Any net capital gains (i.e., the excess of net capital gains from the sale of assets held for more than one year over net short-term capital losses) distributed to shareholders that the Fund reports as capital gains dividends will be taxable as capital gains to the shareholders, whether or not reinvested and regardless of the length of time a shareholder has owned shares. The capital gains rate is 15% or 20% for individuals, depending on whether their incomes exceed certain thresholds. The maximum capital gains rate for corporate shareholders currently is a flat rate of 21%. If the Fund retains for investment an amount equal to all or a portion of its net capital gains (as defined above), it will be subject to a corporate tax on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who: (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount; (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any; and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the applicable Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”). All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits are generally subject to tax as ordinary income.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Dividends attributable to interest on U.S. government securities may be exempt from state and local income tax, but restrictions may apply. Certain types of securities, such as interests in U.S. government-sponsored mortgage-backed securities, usually are not considered U.S. government securities for this purpose. Distributions attributable to realized gains on U.S. government securities generally do not qualify for such exemption from state and local income tax.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his or her shares of the Fund, and as a capital gain thereafter (if the shareholder holds his or her shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distributions may nevertheless be taxable to them.
A 3.8% Medicare contribution tax is imposed on net investment income, including, among other things, interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.
Upon a sale or exchange of its shares, a shareholder may recognize a taxable gain or loss in an amount equal to the difference between the proceeds of the sale or exchange and the shareholder’s adjusted tax basis in the shares. Such loss will be treated as capital loss if the shares are capital assets in the shareholder’s hands. Because the Fund intends to maintain a share price of $1.00 at all times, it is not expected that a shareholder will recognize gain on the sale or exchange of Fund shares. However, a shareholder may recognize a loss on the sale of shares of the Fund as a result of applicable sales charges. Any such capital loss will be long-term capital gain or loss if the shares have been held for more than one year. Except as discussed below, the amount of any CDSC will reduce the amount realized on the sale or exchange of shares for purposes of determining gain or loss. Any loss realized by a shareholder on the sale of shares of the Fund held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares, or will be disallowed to the extent of any tax-exempt interest dividends received on such shares. Generally, any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of.
Under certain circumstances the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the loss on the disposition of those shares. This rule applies if shares of the Fund are exchanged within 90 days after the date they were purchased and the new shares are acquired by January 31 of the calendar year following the year of disposition without a sales charge or at a reduced sales charge. In that case, the loss recognized on the exchange will generally be determined by excluding from the tax basis of the shares exchanged the sales charge that was imposed on the acquisition of those shares to the extent of such reduction to the sales charge upon the exchange. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred the initial sales charge. The portion of the initial sales charge that is excluded from the basis of the exchanged shares is instead treated as an amount paid for the new shares.
The Fund may invest in debt securities issued at a discount, which may result in income to the Fund equal, generally, to a portion of the excess of the face value of the securities over their issue price (“original issue discount”) each year that the securities are held, even though the Fund receives no actual interest payments thereon. Original issue discount is treated as income earned by the Fund and, therefore, is subject to distribution requirements of the Code applicable to RICs. Since the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of securities, which it might otherwise have continued to hold, to generate cash in order to satisfy its distribution requirements.
Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Income tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund’s assets to be invested in various countries is not known. It is not anticipated that the Fund will qualify to pass through to shareholders the ability to claim as a foreign tax credit or deduction their respective shares of foreign taxes paid by the Fund.
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time such Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on sales or other dispositions of debt securities or certain forward contracts, futures contracts, options or similar financial instruments denominated in a foreign currency or determined by reference to the value of one or several foreign currencies also are treated as ordinary gain or loss. These gains, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.
The Fund may be required to backup withhold U.S. federal income tax at a rate of 24% on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or fail to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be allowed as a refund or a credit against a shareholder’s U.S. federal income tax liability, if any, provided that the required information is timely furnished to the IRS.
If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Dividends paid by the Fund to non-U.S. shareholders are generally subject to U.S. federal withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.
In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least 10% shareholder, reduced by expense that are allocable to such income) or upon the sale or other disposition of shares of the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) foreign financial institutions including non-U.S. investment funds unless they collect and disclose information regarding their direct and indirect U.S. account holders and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information, and determine certain other information as to their account holders, or (ii) in the event that an applicable intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply or agree to provide certain information to other revenue authorities for transmittal to the IRS.
In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s capital loss carryforwards and favorable tax attributes, if any, may be subject to limitation.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the U.S. Treasury regulations currently in effect. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes. In addition, foreign investors should consult with their own tax advisers regarding the particular tax consequences, including foreign tax consequences, to them of an investment in the Fund. Qualification as a RIC under the Code for tax purposes does not entail government supervision of management or investment policies.
RETIREMENT PLANS
Shares of the Fund may be purchased by various types of qualified retirement plans. The summary below is only a brief description of these plans and does not purport to be complete. Further information or an application to invest in shares of the Fund through purchase by any of the retirement plans described below may be obtained by calling Shareholder Services at 1-800-858-8850. However, it is recommended that anyone considering an acquisition of shares by a retirement plan consult a tax adviser before the acquisition is made.
Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers and certain employee associations to establish qualified pension and profit-sharing plans for employees, including those who are self-employed individuals or partners. Each qualified pension or profit-sharing plan provides tax advantages for employers and participants. Contributions made by the employers are tax-deductible, and participants do not pay taxes on contributions or earnings until withdrawn.
Tax-Sheltered Custodial Accounts. Section 403(b)(7) of the Code permits public school employees, and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code, to establish accounts through which shares of the Fund may be purchased. Subject to certain limitations, contributions by or on behalf of these employees to such accounts, and the earnings thereon, are excluded from their gross income for tax purposes until withdrawn.
Traditional Individual Retirement Accounts. Section 408 of the Code permits eligible individuals to contribute to an individual retirement account or annuity (a “Traditional IRA”), including an account under a Simplified Employee Pension Plan, commonly referred to as a SEP-IRA. Traditional IRAs are subject to limitations with respect to the amount that may be contributed, the eligibility of individuals to make contributions, the amount (if any) entitled to be contributed on a deductible basis, and the time by which distributions must commence. In addition, certain distributions from some other types of retirement plans may be deposited on a tax-deferred basis in a Traditional IRA. Earnings on the funds in a Traditional IRA are not taxable until withdrawn.
Salary Reduction Simplified Employee Pension (“SARSEP”). A SARSEP offers a unique way for small employers to provide the benefit of retirement planning for their employees. Contributions are deducted from the employee’s paycheck on a before-tax basis and are deposited into an IRA by the employer. These contributions are not included in the employee’s income and therefore are not reported or deducted on his or her tax return. Contributions and the earnings thereon are taxable when withdrawn. A SARSEP may not be established after 1996. A SARSEP established before 1997 may continue.
Savings Incentive Match Plan for Employees (“SIMPLE IRA”). This plan was introduced by a provision of the Small Business Job Protection Act of 1996 to provide small employers with a simplified tax-favored retirement plan. Contributions are deducted from the employee’s paycheck before taxes and are deposited into a SIMPLE IRA by the employer, which must make either matching contributions or non-elective contributions for the employee. Contributions are tax-deductible for the employer, and participants do not pay taxes on contributions or the earnings thereon until they are withdrawn.
Roth IRA. Roth IRAs were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 408A of the Code, in 2020, unmarried individuals with adjusted gross income of up to $124,000, and married couples who file a joint return and have joint adjusted gross income of up to $196,000, may contribute up to the maximum amount allowed to a Roth IRA. The maximum allowed contribution phases out above such amounts. Contributions are not tax-deductible, but the distribution of assets (contributions and earnings) held in the account for at least five years may be distributed tax-free under certain qualifying conditions.
Coverdell Education Savings Accounts. Coverdell Education Savings Accounts were introduced by the Taxpayer Relief Act of 1997. Generally, under Section 530 of the Code, in 2020, unmarried individuals with adjusted gross income of up to $95,000, and married couples who file a joint return and have joint adjusted gross income of up to $190,000, may contribute up to $2,000 each year to a Coverdell Education Savings Account on behalf of a child under the age of 18. The $2,000 annual limit is phased out for unmarried individuals with adjusted gross income between $95,001 and $110,000, and for married individuals who file a joint return and have joint adjusted gross income between $190,001 and $220,000. Contributions are not tax-deductible, but distributions are tax-free if used for qualified educational expenses.
DESCRIPTION OF SHARES
Ownership of the Company is represented by transferable shares of common stock, having a par value of $.001 per share. The Articles of Incorporation, as amended to date (the “Articles of Incorporation”), authorize the Company to issue 10 billion (10,000,000,000) shares of common stock, of which five billion (5,000,000,000) shares have been divided and classified as the Fund.
Currently, one series of shares of the Company, the Fund, has been authorized pursuant to the Articles of Incorporation. The Fund is divided into two classes of shares, designated Class A and Class I, consisting of three billion (3,000,000,000) Class A shares, and five hundred million (500,000,000) Class I shares.
The Directors may authorize the creation of additional series of shares so as to be able to offer to investors additional investment portfolios within the Company that would operate independently from the Company’s present portfolios, or to distinguish among shareholders, as may be necessary, to comply with future regulations or other unforeseen circumstances. Each series of the Company’s shares will represent the interests of the shareholders of that series in a particular portfolio of the Company’s assets. In addition, the Directors may authorize the creation of additional classes of shares in the future.
Shareholders are entitled to a full vote for each full share held. The Directors have terms of unlimited duration (subject to certain removal procedures) and have the power to alter the number of Directors, and appoint their own successors, provided that at all times at least a majority of the Directors have been elected by shareholders. The voting rights of shareholders are not cumulative, so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors. Although the Company need not hold annual meetings of shareholders, the Directors may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, Maryland law, the Articles of Incorporation or the By-Laws of the Company (the “By-Laws”). Also, a shareholders’ meeting must be called, if so requested in writing by the holders of record of 10% or more of the outstanding shares of the Company. In addition, the Directors may be removed only for cause by the action of the holders of record of at least a majority of all outstanding shares entitled to vote for the election of Directors. All series of shares will vote with respect to certain matters, such as election of Directors. When all series of shares, to the extent that more than one series is authorized, are not affected by a matter to be voted upon, such as approval of investment advisory agreements or changes in a series’ policies, only shareholders of the series affected by the matter may be entitled to vote.
All classes of shares of the Fund are identical in all respects, except that: (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class A shares are subject to an ongoing account maintenance fee; (iii) each class has voting rights on matters that pertain to the Rule l2b-1 plan adopted with respect to such class; (iv) Class I shares are not subject to any sales charges or distribution fees and are offered exclusively to participants in certain employee retirement plans, through certain “wrap accounts”, through certain trust institutions and bank trust departments and to certain charitable organizations; and (v) each class of shares will be exchangeable only into the same class of shares of any of the other AIG Funds. All shares of the Fund issued and outstanding and all shares offered by the Prospectus when issued are fully paid and non-assessable. Shares have no preemptive or other subscription rights and are freely transferable on the books of the Company. In addition, shares have no conversion rights, except as described above.
The By-Laws provide that the Company shall indemnify any person who was or is a Director, officer or employee of the Company to the maximum extent permitted by Maryland law and the 1940 Act upon a determination, made in accordance with the terms of the By-Laws, that indemnification is proper in the circumstances. In addition, the By-Laws provide that the Company may maintain insurance on behalf of any person who is or was a Director or officer, employee or agent of the Company or who is or was serving at the request of the Company as Director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted or incurred in connection with serving in such capacity. However, no Director or officer of the Company will be protected by indemnification, insurance or otherwise from any liability to the Company or its shareholders to whom he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his or her office.
ADDITIONAL INFORMATION
Computation of Offering Price per Share
The following is the offering price calculation for each Class of shares of a Fund, based on the value of such Class’ net assets and its number of shares outstanding as of December 31, 2019.
AIG Government Money Market Fund
	Class A	Class I
Net Assets	$181,280,997	$11,539,547
Number of Shares Outstanding	181,146,399	11,516,375
Net Asset Value Per Share (net assets divided by number of shares)	$ 1.00	$ 1.00
Offering Price	$ 1.00	$ 1.00
Reports to Shareholders
The Company sends audited annual and unaudited semi-annual reports to shareholders of a Fund. In addition, the Transfer Agent sends a statement to each shareholder having an account directly with a Fund to confirm transactions in the account.
Custodian
State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, serves as Custodian for a Fund and in that capacity maintains certain financial and accounting books and records pursuant to agreements with the Company.
Transfer Agent
DST Asset Manager Solutions, Inc., P.O. Box 219186, Kansas City, MO 64121-9186, serves as Transfer Agent for a Fund.
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002-5678, serves as a Fund’s independent registered public accounting firm and in that capacity examines the annual financial statements of a Fund.
Legal Counsel
The firm of Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019, serves as legal counsel to the Company.
FINANCIAL STATEMENTS
A Fund’s audited financial statements are incorporated in this SAI by reference to its 2019 annual report to shareholders. You may request a copy of the annual and semi-annual reports of a Fund at no charge by calling (800) 858-8850 or writing the Fund at AIG Fund

Services, Inc., Mutual Fund Operations, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311 or by visiting our website at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html.

APPENDIX
RATINGS DESCRIPTIONS
Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default or impairment on contractual financial obligations and the expected financial loss suffered in the event of default or impairment.
Global Long-Term Rating Scale
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
Global Short-Term Rating Scale
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
US Municipal Short-Term Debt and Demand Obligations Ratings
Moody’s uses the MIG scale for US municipal cash flow notes, bond anticipation notes and certain other short-term obligations, which typically mature in three years or less. Under certain circumstances, Moody’s uses the MIG scale for bond anticipation notes with maturities of up to five years.
MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The components are a long-term rating and a short-term demand obligation rating. The long-term rating addresses the issuer’s ability to meet scheduled principal and interest payments. The short-term demand obligation rating addresses the ability of the issuer or the liquidity provider to make payments associated with the purchase-price-upon-demand feature (“demand feature”) of the VRDO. The short-term demand obligation rating uses the VMIG scale. Moody’s typically assigns the VMIG short-term demand obligation rating if the frequency of the demand feature is less than every three years. If the frequency of the demand feature is less than three years but the purchase price is payable only with remarketing proceeds, the short-term demand obligation rating is “NR.”
VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections necessary to ensure the timely payment of purchase price upon demand.
Description of S&P Global Ratings, a division of S&P Global, Inc., Credit Ratings
An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term issue credit ratings are generally assigned to those obligations considered short-term in the relevant market. Short-term issue credit ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Long-Term Issue Credit Ratings*
Issue credit ratings are based, in varying degrees, on S&P’s analysis of the following considerations:
•	The likelihood of payment—the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation;
•	The nature and provisions of the financial obligation, and the promise S&P imputes; and
•	The protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
An issue rating is an assessment of default risk but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

*	Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
BB; B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
Short-Term Issue Credit Ratings
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.
Municipal Short-Term Note Ratings
An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:
•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.
D	‘D’ is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Description of Fitch Ratings’ (“Fitch Ratings” or “Fitch’s”) Credit Rating Scales
Fitch’s credit ratings relating to issuers are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings relating to securities and obligations of an issuer can include a recovery expectation. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation).
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms investment grade and speculative grade are market conventions and do not imply any recommendation or endorsement of a specific security for investment purposes. Investment grade categories indicate relatively low to moderate credit risk, while ratings in the speculative categories either signal a higher level of credit risk or that a default has already occurred.

Long-Term Corporate Finance Obligations Rating Scales
Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment. This notably applies to covered bonds ratings, which incorporate both an indication of the probability of default and of the recovery given a default of this debt instrument. On the contrary, Ratings of debtor-in-possession (DIP) obligations incorporate the expectation of full repayment.
The relationship between the issuer scale and obligation scale assumes a generic historical average recovery. Individual obligations can be assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, based on their relative ranking, relative vulnerability to default or based on explicit Recovery Ratings.
As a result, individual obligations of entities, such as corporations, are assigned ratings higher, lower, or the same as that entity’s issuer rating or IDR, except DIP obligation ratings that are not based off an IDR. At the lower end of the ratings scale, Fitch publishes explicit Recovery Ratings in many cases to complement issuer and obligation ratings.
AAA:	Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA:	Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A:	High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB:	Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB:	Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B:	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC:	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC:	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C:	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Short-Term Ratings Assigned to Issuers and Obligations
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term deposit ratings may be adjusted for loss severity. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
F1:	Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2:	Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3:	Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B:	Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C:	High Short-Term Default risk. Default is a real possibility.
RD:	Restricted Default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D:	Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.
GMMSAI - 4/20	43

PART C
OTHER INFORMATION
ITEM 28. EXHIBITS.
(a)	(i)	Articles of Incorporation. Incorporated herein by reference to Exhibit 1(A) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.
	(ii)	Articles of Amendment. Incorporated herein by reference to Exhibit 1(B) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 26, 1996.
	(iii)	Articles of Amendment dated February 18, 2004. Incorporated herein by reference to Exhibit (a)(v) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 2007.
	(iv)	Articles of Amendment dated April 28, 2016. Incorporated herein by reference to Exhibit (a)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 28, 2016.
	(v)	Articles Supplementary dated September 23, 1993. Incorporated herein by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 2007.
	(vi)	Articles Supplementary dated September 27, 2001. Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-67856) filed on October 3, 2001.
	(vii)	Articles Supplementary dated February 22, 2006. Incorporated herein by reference to Exhibit (a)(vi) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 2007.
(b)	(i)	Amended and Restated By-Laws. Incorporated herein by reference to the Exhibit (b) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.
	(ii)	Amendment No. 1 to the By-Laws. Incorporated herein by reference to Exhibit (b)(ii) of Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on February 24, 2010.
(c)		Instruments Defining Rights of Shareholders. Incorporated herein by reference to Exhibits (a) and (b) above.
(d)		Investment Advisory and Management Agreement between Registrant and SunAmerica Asset Management Corp. (“SunAmerica”). Incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on November 16, 2001.
(e)		Distribution Agreement. Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. Incorporated herein by reference to Exhibit (e)(i) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 30, 1999.
(f)	(i)	SunAmerica Disinterested Directors’/Trustees’ Retirement Plan, as amended. Incorporated herein by reference to Exhibit (f)(i) of Post-Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.
	(ii)	Amendment to SunAmerica Disinterested Directors’/Trustees’ Retirement Plan. Incorporated herein by reference to Exhibit f(ii) of Post-Effective Amendment No. 48 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 27, 2009.
(g)		Master Custodian Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 28, 2006.
(h)	(i)	Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Exhibit 9(a) of Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 27, 1995.
	(ii)	Master Delegation Amendment. Incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 45 to the Registration Statement of SunAmerica Equity Funds on Form N-1A (File No. 33-8021) filed on January 26, 2007.
	(iii)	Amendment to and Assignment of Transfer Agency and Service Agreement dated July 17, 2017. Incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 30, 2018.
	(iv)	Service Agreement between Registrant and SunAmerica Fund Services, Inc. Incorporated herein by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 30, 1999.
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	(v)	Amended and Restated Expense Limitation Agreement dated June 4, 2019, as amended, by and among Registrant, SunAmerica Specialty Series, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Series, Inc., SunAmerica Senior Floating Rate Fund, Inc., and SunAmerica. Incorporated herein by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 28 to the Registration Statement of SunAmerica Senior Floating Rate Fund, Inc. on Form N-1A (File No. 333-32798) filed on April 27, 2020.
	(vi)	Form of Indemnification Agreement between the Registrant and each of the Independent Directors. Incorporated herein by reference to Exhibit (h)(v) to Post-Effective Amendment No. 43 to the Registration Statement on N-1A (File No. 33-6502) of SunAmerica Income Funds on Form N-1A (File No. 33-6502), filed on July 29, 2009.
	(vii)	Indemnification Agreement between Registrant and Eileen A. Kamerick (Director). Incorporated herein by reference to Exhibit (h)(x) of Post-Effective Amendment No. 69 to the Registration Statement of SunAmerica Income Funds on Form N-1A (File No. 33-06502) filed on July 30, 2018.
(i)		Legal Opinion and Consent of Venable LLP, Maryland counsel to Registrant. Incorporated herein by reference to Exhibit (i)(i) of Post-Effective Amendment No. 35 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed in April 27, 2007.
(j)	(i)	Consent of Independent Registered Public Accounting Firm. Filed herewith.
	(ii)	Consent of Willkie Farr & Gallagher LLP. Filed herewith.
(k)		Not applicable
(l)		Not applicable
(m)	(i)	Distribution Plan pursuant to Rule 12b-1 (Class A Shares). Incorporated herein by reference to Exhibit (m)(i) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.
	(ii)	Distribution Plan pursuant to Rule 12b-1 Plan (Class B Shares). Incorporated herein by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.
	(iii)	Distribution Plan pursuant to Rule 12b-1 (Class C Shares). Incorporated herein by reference to Exhibit (m)(iii) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on April 29, 2008.
(n)		Amended and Restated 18f-3 Plan. Incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 2-85370) filed on February 24, 2010.
(o)		Reserved.
(p)		Code of Ethics of Registrant, SunAmerica and SunAmerica Capital Services, Inc. Incorporated herein by reference to Exhibit (p)(i) of Post-Effective Amendment No. 67 to the Registration Statement of SunAmerica Series, Inc. on Form N-1A (File No. 333-11283) filed on February 28, 2012.
(q)		Power of Attorney. Incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 28 to the Registration Statement of SunAmerica Senior Floating Rate Fund, Inc. on Form N-1A (File No. 333-32798) filed on April 27, 2020.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
The following management investment companies may be considered to be under common control with the Registrant:
SunAmerica Specialty Series
Anchor Series Trust
SunAmerica Equity Funds
SunAmerica Income Funds
SunAmerica Senior Floating Rate Fund, Inc.
Seasons Series Trust
SunAmerica Series, Inc.
SunAmerica Series Trust
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ITEM 30. INDEMNIFICATION.
Article VII of the Registrant’s Amended and Restated By-Laws provides as follows:
INDEMNIFICATION
To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a director or officer of the Corporation and at the request of the Corporation, serves or has served as a director, officer, partner or trustee of another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article shall be subject to applicable requirements of the Investment Company Act of 1940, as amended. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, regulation, insurance, agreement or otherwise.
Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the Corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.
The description of SunAmerica, the Registrant’s investment adviser, under the heading “Fund Management” in the Prospectus and “Management of the Fund” in the Statement of Additional Information, constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, are incorporated herein by reference.
The following chart provides the names of each director, officer or partner of SunAmerica and describes any other business, profession, vocation or employment of a substantial nature that each such person has been engaged during the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee.
Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Adviser
Evelyn M. Curran	SunAmerica	Director	Director, AFS; Chief Administrative Officer, AIG Life Holdings, Inc.
Sharon French	SunAmerica	President and CEO of SunAmerica	Vice President of AIG
John T. Genoy	SunAmerica	Director, Senior Vice President, Chief Financial Officer, Chief Operating Officer	Vice President, ACS; Vice President, Chief Financial Officer & Controller, AFS
Gregory N. Bressler	SunAmerica	Senior Vice President, General Counsel, Assistant Secretary	None
Timothy Campion	SunAmerica	Senior Vice President	None
Stephen Maginn	SunAmerica	Senior Vice President	Director, ACS
George Mitrica	SunAmerica	Senior Vice President	None
Timothy Pettee	SunAmerica	Senior Vice President, Chief Investment Officer	None
James Nichols	SunAmerica	Senior Vice President	Director, President, Chief Executive Officer, ACS
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Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Adviser
John Packs	SunAmerica	Senior Vice President	None
Andrew Sheridan	SunAmerica	Senior Vice President	None
Michael E. Treske	SunAmerica	Senior Vice President	Chief Distribution Officer, ACS
Jane Bayar Algieri	SunAmerica	Vice President	None
Thomas Bennett	SunAmerica	Vice President	President, AFS
Justin Caulfield	SunAmerica	Vice President, Treasurer	Treasurer & Vice President, AFS, American General Life Insurance Company, SAFG Retirement Services, Inc., SunAmerica Retirement Markets, Inc., The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company & VALIC Retirement Services Company
Thomas Clayton Spires	SunAmerica	Vice President, Tax Officer	Vice President & Tax Officer, SAFG Retirement Services, Inc., SunAmerica Retirement Markets, Inc., ACS, The Variable Annuity Life Insurance Company, American General Life Insurance Company & The United States Life Insurance Company in the City of New York
Daniel R. Cricks	SunAmerica	President and Tax Officer	Vice President and Tax Officer, ACS, The Variable Annuity Life Insurance Company
Julie Cowart	SunAmerica	Vice President	None
Frank Curran	SunAmerica	Vice President, Controller	Vice President, Controller, Financial Operations Principal, Chief Financial Officer & Treasurer, ACS
Kathleen Fuentes	SunAmerica	Vice President	None
Matthew J. Hackethal	SunAmerica	Vice President, Chief Compliance Officer	None
John Halpin	SunAmerica	Vice President	None
James Joyce	SunAmerica	Vice President	None
Gregory R. Kingston	SunAmerica	Vice President	None
Salimah Shamji	SunAmerica	Vice President	None
Douglas A. Loeffler	SunAmerica	Vice President	None
Iris Mojica	SunAmerica	Vice President	None
James Monaghan	SunAmerica	Vice President	None
4

Name	Adviser	Position with Adviser	Other positions held by directors, officers or partners of the Adviser
Julie A. Cotton Hearne	SunAmerica	Vice President, Secretary	Assistant Secretary, SAFG Retirement Services, Inc. ; Vice President & Secretary, ACS; Secretary, SunAmerica Retirement Markets, Inc.; Secretary & Vice President, American General Life Insurance Company, The Variable Annuity Life Insurance Company & The United States Life Insurance Company in the City of New York
Christopher Tafone	SunAmerica	Vice President	None
Rosemary Foster	SunAmerica	Assistant Secretary	Assistant Secretary, ACS, AFS, American General Life Insurance Company, SAFG Retirement Services, Inc., The United States Life Insurance Company in the City of New York, The Variable Annuity Life Insurance Company, VALIC Financial Advisors, Inc. & VALIC Retirement Services Company
Virginia N. Puzon	SunAmerica	Assistant Secretary	Director, Corporate Legal Affairs and Assistant Secretary, SAFG Retirement Services, Inc., ACS, American General Life Insurance Company & The United States Life Insurance Company in the City of New York
Principal Business Addresses:
American International Group, Inc., 175 Water Street, New York, NY 10038
SAFG Retirement Services, Inc., 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367
AIG Life Holdings, Inc., 2929 Allen Parkway, Houston, TX 77019
American General Life Insurance Company, 2727-A Allen Parkway, Houston, TX 77019
The United States Life Insurance Company in the City of New York, One World Financial Center, 200 Liberty Street, New York, NY 10281
The Variable Annuity Life Insurance Company, 2929 Allen Parkway, Houston, TX 77019
SunAmerica Retirement Markets, Inc., 21650 Oxnard Street, Woodland Hills, CA 91367
AIG Capital Services, Inc., Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
AIG Fund Services, Inc., Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
Reference is also made to the caption “Fund Management” in the Prospectus constituting Part A of the Registration Statement and “Management of the Fund” and “Directors and Officers” in the Statement of Additional Information constituting Part B of the Registration Statement.
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ITEM 32. PRINCIPAL UNDERWRITERS.
(a)	The principal underwriter of the Registrant also acts as principal underwriter for:
SunAmerica Equity Funds
SunAmerica Income Funds
SunAmerica Senior Floating Rate Fund, Inc.
SunAmerica Series, Inc.
SunAmerica Series Trust
SunAmerica Specialty Series
(b)	The following persons are the officers and directors of AIG Capital Services, Inc., the principal underwriter of the Registrant’s shares. The principal business address for each of these officers and directors, unless otherwise noted, is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.

Name	Position With Underwriter	Position with the Registrant
James Nichols	Director, President and Chief Executive Officer	Vice President
Michael Fortey	Chief Compliance Officer	None
Stephen Maginn 21650 Oxnard St. Woodland Hills, CA 91367	Director, Senior Vice President	None
Frank P. Curran	Vice President, Controller, Financial Operations Principal, Chief Financial Officer and Treasurer	None
Mallary L. Reznik 21650 Oxnard St. Woodland Hills, CA 91367	Vice President	None
John T. Genoy	Vice President	President
Michael E. Treske 21650 Oxnard St. Woodland Hills, CA 91367	Chief Distribution Officer, Mutual Funds & Variable Annuities	None
Thomas Clayton Spires 2727A Allen Parkway Houston, TX 77019	Vice President and Tax Officer	None
Daniel R. Cricks 2727A Allen Parkway Houston, TX 77019	Vice President and Tax Officer	None
Julie A. Cotton Hearn 2919 Allen Parkway Houston, TX 77019	Vice President and Secretary	None
Rosemary Foster 2919 Allen Parkway Houston, TX 77019	Assistant Secretary	None
Virginia N. Puzon 21650 Oxnard St. Woodland Hills, CA 91367	Assistant Secretary	None
(c)	Not applicable.
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
SunAmerica Asset Management, LLC, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311 and 2919 Allen Parkway, Houston, TX 77019, or an affiliate thereof, maintains physical possession of each of the Fund’s accounts, books or other documents of the Registrant, except for those maintained by the Registrant’s custodian, State Street Bank and Trust Company, One Lincoln St., Boston, MA 02111, and its Transfer Agent, DST Asset Manager Solutions, Inc., P.O. Box 219186, Kansas City, MO 64121-9186.
6

ITEM 34. MANAGEMENT SERVICES.
Not applicable.
ITEM 35. UNDERTAKINGS.
Not applicable.
7

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 59 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the April 27, 2020.
SUNAMERICA MONEY MARKET FUNDS, INC. (Registrant)
By:	/s/ John T. Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:
Signatures	Titles	Date
/s/ John T. Genoy	President (Principal Executive Officer)	April 27, 2020
John T. Genoy
/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	April 27, 2020
Gregory R. Kingston
*	Director	April 27, 2020
Richard W. Grant
*	Director	April 27, 2020
Stephen J. Gutman
*	Director	April 27, 2020
Dr. Judith L. Craven
*	Director	April 27, 2020
Eileen A. Kamerick
*	Director	April 27, 2020
Peter A. Harbeck
*By: /s/ Edward Gizzi		April 27, 2020
Edward Gizzi Attorney-in-Fact
*	Pursuant to a Power of Attorney previously filed.
8

EXHIBIT INDEX
Ex. Number	Description
(j)(i)	Consent of Independent Registered Public Accounting Firm
(j)(ii)	Consent of Willkie Farr & Gallagher LLP
1